BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.7%
522 Funding CLO Ltd., Series 2019-4A, Class
DR, (LIBOR USD 3 Month + 3.65%), 3.84%,
04/20/30
(a)(b)
..................... USD 470 $ 470,266
Adams Mill CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A2R, (LIBOR USD 3
Month + 1.10%), 1.28%, 07/15/26 .... 216 216,210
Series 2014-1A, Class C1R, (LIBOR USD 3
Month + 2.35%), 2.53%, 07/15/26 .... 390 389,693
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.29%,
07/20/34
(a)(b)
..................... 1,730 1,730,079
AGL CLO 7 Ltd.
(a)(b)
:
Series 2020-7A, Class A1, (LIBOR USD 3
Month + 1.80%), 1.98%, 07/15/31 .... 540 540,284
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 0.00%, 07/15/34 .... 540 540,000
Series 2020-7A, Class D, (LIBOR USD 3
Month + 4.40%), 4.58%, 07/15/31 .... 250 250,230
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 0.00%, 07/15/34 .... 250 250,000
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.58%,
04/20/32
(a)(b)
..................... 1,320 1,322,644
AIMCO CLO
(a)(b)
:
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 2.29%, 04/20/34 .... 250 250,881
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.27%, 01/15/32 .... 1,290 1,289,243
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.27%,
10/21/28
(a)(b)
..................... 1,110 1,092,400
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.03%, 10/15/29
(a)(b)
1,660 1,660,690
ALM XIX Ltd., Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%), 1.63%,
04/16/29
(a)(b)(c)
.................... 730 730,146
ALM XVIII Ltd., Series 2016-18A, Class A2R,
(LIBOR USD 3 Month + 1.65%), 1.83%,
01/15/28
(a)(b)
..................... 500 500,281
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 1.63%,
04/25/31
(a)(b)
..................... 250 250,485
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.36%,
11/10/30
(a)(b)
..................... 500 500,187
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.23%, 07/24/29
(a)(b)
................ 640 640,068
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 574,348
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/15/34
(a)(b)
.......... 2,495 2,495,000
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.18%, 04/13/31
(a)(b)
.......... 2,240 2,235,808
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.68%, 01/28/31
(a)(b)
.......... 1,040 1,039,031
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.23%, 01/28/31 .... 920 920,502
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/28/31 .... 360 357,322
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.63%, 01/15/30 .... USD 420 $ 417,476
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/15/30 .... 250 248,501
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.23%, 07/15/30
(a)(b)
................ 1,220 1,218,101
Anchorage Capital CLO 7 Ltd.
(a)(b)
:
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.27%, 01/28/31 .... 930 928,527
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.93%, 01/28/31 .... 1,640 1,639,992
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.68%, 01/28/31 .... 250 250,225
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.18%, 07/28/28 .... 461 460,891
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/28/28 .... 650 649,479
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/13/30
(a)(b)
................ 670 670,016
Anchorage Capital Europe CLO 2 DAC
(a)(b)
:
Series 2A, Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/34 .......... EUR 522 617,587
Series 2A, Class CR, (EURIBOR 3 Month +
2.40%), 2.40%, 04/15/34 .......... 271 323,284
Series 2A, Class DR, (EURIBOR 3 Month +
3.55%), 3.55%, 04/15/34 .......... 460 548,898
Anchorage Capital Europe CLO DAC, Series
4A, Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/25/34
(a)(b)
................ 250 298,370
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 0.00%,
07/25/33
(a)(b)
..................... USD 2,420 2,420,000
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.26%,
04/15/31
(a)(b)
..................... 4,916 4,916,250
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.20%,
04/20/31
(a)(b)
..................... 500 500,037
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.32%,
10/22/30
(a)(b)
..................... 350 350,072
Apidos CLO XXI, Series 2015-21A, Class A1R,
(LIBOR USD 3 Month + 0.93%), 1.12%,
07/18/27
(a)(b)
..................... 167 166,974
Apidos CLO XXII
(a)(b)
:
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 1.69%, 04/20/31 .... 250 249,362
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.14%, 04/20/31 .... 250 250,013
Aqueduct European CLO 4 DAC, Series 2019-
4X, Class B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
................. EUR 340 403,504
Ares European CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month + 1.75%),
1.75%, 04/20/32
(a)
................. 200 237,542
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 1.21%,
04/25/34
(a)(b)
..................... USD 250 249,698
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.35%, 10/15/30
(a)(b)
................ 310 310,029

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Armada Euro CLO III DAC
(a)(b)(c)
:
Series 3A, Class CR, (EURIBOR 3 Month +
2.35%), 2.35%, 07/15/31 .......... EUR 580 $ 688,423
Series 3A, Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31 .......... 287 340,446
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.29%, 10/20/29 .... USD 330 329,477
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.04%), 1.23%, 04/20/31 .... 250 249,877
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 1.13%, 05/28/30
(a)(b)(c)
.. 990 991,220
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.01%, 04/22/27
(a)(b)
... 344 343,803
Avery Point V CLO Ltd.
(a)(b)
:
Series 2014-5A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.17%, 07/17/26 .... 70 69,522
Series 2014-5A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.69%, 07/17/26 .... 650 649,998
Avery Point VI CLO Ltd.
(a)(b)
:
Series 2015-6A, Class AR2, (LIBOR USD 3
Month + 0.90%), 1.08%, 08/05/27 .... 1,001 1,001,097
Series 2015-6A, Class BR2, (LIBOR USD 3
Month + 1.35%), 1.53%, 08/05/27 .... 850 849,134
Avery Point VII CLO Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 0.96%),
1.14%, 01/15/28
(a)(b)
................ 1,619 1,617,405
Avoca CLO XVII DAC, Series 17A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/32
(a)(b)
..................... EUR 262 311,393
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)
...................... 100 118,537
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 1.30%,
04/15/35
(a)
...................... 200 235,321
Avoca CLO XXIV DAC, Series 24A, Class
AR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/15/34
(a)(b)
..................... 1,620 1,920,915
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.59%,
01/20/31
(a)(b)
..................... USD 250 247,567
Bain Capital Credit CLO, Series 2018-2A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.79%,
07/19/31
(a)(b)
..................... 250 250,242
Bain Capital Credit CLO Ltd.
(a)(b)
:
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.66%, 07/20/30
(c)
... 250 249,999
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.27%, 07/19/31 .... 330 330,316
Series 2019-3A, Class C, (LIBOR USD 3
Month + 2.85%), 3.04%, 10/21/32 .... 250 250,664
Bain Capital Euro CLO DAC, Series 2019-1X,
Class C, (EURIBOR 3 Month + 2.40%),
2.40%, 04/15/32
(a)
................. EUR 240 286,181
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.14%,
07/20/29
(a)(b)
..................... USD 270 269,908
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR USD 3
Month + 2.30%), 2.48%, 10/15/32 .... 375 376,114
Series 2020-18A, Class D1, (LIBOR USD 3
Month + 4.00%), 4.18%, 10/15/32 .... 326 326,544
Battalion CLO VII Ltd.
(a)(b)
:
Series 2014-7A, Class A1RR, (LIBOR USD
3 Month + 1.04%), 1.23%, 07/17/28 ... 433 433,377
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-7A, Class CRR, (LIBOR USD 3
Month + 2.93%), 3.12%, 07/17/28 .... USD 250 $ 249,998
Battalion CLO VIII Ltd.
(a)(b)
:
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.26%, 07/18/30 .... 1,332 1,332,001
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.74%, 07/18/30 .... 666 660,003
Battalion CLO X Ltd.
(a)(b)
:
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 1.35%, 01/25/35 ... 5,370 5,366,848
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 1.73%, 01/25/35 ... 630 625,398
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 1.90%,
04/24/34
(a)(b)
..................... 250 249,473
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
07/15/34
(a)(b)
..................... 1,000 1,000,000
BDS Ltd.
(a)(b)
:
Series 2019-FL3, Class A, (LIBOR USD 1
Month + 1.40%), 1.48%, 12/15/35 .... 667 666,827
Series 2021-FL7, Class A, (LIBOR USD 1
Month + 1.07%), 1.14%, 06/16/36 .... 9,610 9,643,701
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.63%, 07/15/29
(a)(b)
......... 1,000 998,939
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.83%, 07/20/29
(a)(b)
.... 400 399,295
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.28%, 04/20/31
(a)(b)
......... 960 959,090
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class D, (LIBOR USD 3 Month +
4.25%), 4.43%, 07/15/31
(a)(b)
.......... 640 640,511
Birch Grove CLO Ltd.
(a)(b)
:
Series 19A, Class C, (LIBOR USD 3 Month
+ 2.95%), 3.07%, 06/15/31 ......... 250 250,452
Series 19A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.35%, 06/15/31 ......... 250 250,000
Series 19A, Class D, (LIBOR USD 3 Month
+ 3.90%), 4.02%, 06/15/31 ......... 500 500,255
BlueMountain CLO DAC, Series 2021-1A,
Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/15/34
(a)(b)(c)
............... EUR 350 415,311
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.42%, 01/20/29 .... USD 949 949,586
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.36%, 10/22/30 .... 1,735 1,735,463
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.19%, 04/20/31 .... 250 249,869
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.68%, 07/15/31
(a)(b)
................ 870 870,160
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class B, (LIBOR USD 3 Month + 2.25%),
2.43%, 07/25/31
(a)(b)
................ 250 250,463
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 1.42%, 04/15/34
(a)(b)
.......... 130 130,265
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class A2, (EURIBOR 3 Month + 1.35%),
1.35%, 03/30/32
(a)
................. EUR 130 153,990

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)
................. EUR 340 $ 404,740
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month + 1.10%),
1.28%, 10/15/31
(a)(b)
................ USD 250 250,095
Cairn CLO XII DAC
(a)(b)(c)
:
Series 2020-12A, Class B, (EURIBOR 3
Month + 2.30%), 2.30%, 04/15/33 .... EUR 250 297,664
Series 2020-12A, Class C, (EURIBOR 3
Month + 3.00%), 3.00%, 04/15/33 .... 250 297,853
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 04/15/32
(a)(b)
................ USD 610 610,000
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.93%,
01/15/34
(a)(b)
..................... 350 349,998
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.24%, 04/30/31
(a)(b)
................ 1,860 1,857,673
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.16%, 04/17/31 .... 798 795,506
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.23%, 07/27/31 .... 3,333 3,330,255
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/28/28 .... 530 529,998
Carlyle US CLO Ltd.
(a)(b)
:
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.64%, 10/20/27 .... 250 249,540
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 1.69%, 04/20/31 .... 250 249,365
Series 2020-1A, Class C1, (LIBOR USD 3
Month + 4.00%), 4.19%, 07/20/31 .... 250 250,172
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 0.00%, 07/15/34 .... 800 800,000
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 3.39%,
04/20/32
(a)(b)(c)
.................... 1,130 1,134,407
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.44%, 07/20/30
(a)(b)
1,600 1,600,095
CDO Repack SPC Ltd., Series 2006-CLF1,
Class D1, 7.11%, 05/20/30
(b)
.......... 202 205,268
Cedar Funding II CLO Ltd.
(a)(b)
:
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.26%, 04/20/34 .... 710 706,584
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 1.53%, 04/20/34 .... 680 672,140
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.24%, 04/20/34
(a)(b)
................ 3,930 3,922,879
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.44%, 10/17/30 .... 4,530 4,532,237
Series 2017-8A, Class B, (LIBOR USD 3
Month + 1.70%), 1.89%, 10/17/30 .... 750 750,045
Series 2017-8A, Class C, (LIBOR USD 3
Month + 2.25%), 2.44%, 10/17/30 .... 250 249,999
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.48%, 05/29/32
(a)(b)
................ 280 279,935
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.05%),
1.00%, 07/15/33
(a)(b)
................ 1,450 1,450,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 1.78%, 04/27/31 .... USD 250 $ 249,751
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 2.98%, 04/24/30 .... 250 249,209
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.32%, 10/17/30 .... 6,450 6,448,702
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.18%, 04/15/30 .... 633 631,097
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.34%, 04/19/29 .... 330 325,274
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.20%, 04/23/29 .... 1,190 1,189,765
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.89%, 04/23/29 .... 340 340,013
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.19%, 04/18/31 .... 2,380 2,381,224
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.48%, 07/15/32 .... 740 740,317
Series 2020-1A, Class D, (LIBOR USD 3
Month + 4.00%), 4.18%, 07/15/32 .... 380 380,339
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
....... 278 279,282
College Avenue Student Loans LLC
(b)
:
Series 2021-B, Class C, 3.27%, 06/25/52 . 250 249,860
Series 2021-B, Class D, 4.42%, 06/25/52 . 100 99,985
Contego CLO VIII DAC, Series 8A, Class
B1, (EURIBOR 3 Month + 2.10%), 2.10%,
01/25/32
(a)(b)
..................... EUR 540 642,479
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
1.32%, 07/20/34
(a)(b)(c)
............... USD 3,600 3,600,000
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
1.99%, 07/20/28
(a)(b)
................ 310 310,061
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
1.30%, 02/22/34
(a)
................. EUR 260 307,037
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)
................. 250 294,581
Dartry Park CLO DAC, Series 1A, Class CRR,
(EURIBOR 3 Month + 3.35%), 3.35%,
01/28/34
(a)(b)
..................... 250 297,941
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.37%,
10/20/30
(a)(b)
..................... USD 1,500 1,501,605
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.23%, 04/20/34
(a)(b)
................ 1,180 1,175,907
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
1.83%, 07/15/30
(a)(b)
................ 250 250,092
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.30%,
01/15/31
(a)(b)
..................... 4,900 4,900,074
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.79%,
07/18/30
(a)(b)
..................... 250 249,346
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1, (LIBOR USD 3 Month + 1.33%), 1.52%,
10/20/32
(a)(b)
..................... 250 250,200
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.26%,
05/20/34
(a)(b)
..................... 810 810,060

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden Senior Loan Fund, Series 2021-87A,
Class A1, (LIBOR USD 3 Month + 1.10%),
1.24%, 05/20/34
(a)(b)
................ USD 520 $ 520,000
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.08%, 10/15/27
(a)(b)
.......... 2,382 2,379,196
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.08%, 04/15/29
(a)(b)
.......... 330 329,565
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30
(a)(b)
.......... 1,660 1,660,275
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.34%, 04/20/34 .... 1,000 999,999
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.84%, 04/20/34 .... 250 250,000
Elmwood CLO V Ltd, Series 2020-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 0.00%,
10/20/34
(a)(b)
..................... 620 620,000
Elmwood CLO V Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.38%, 07/24/31 .... 620 620,318
Series 2020-2A, Class C, (LIBOR USD 3
Month + 2.75%), 2.93%, 07/24/31 .... 620 620,436
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 0.00%, 10/20/34 .... 541 541,000
Euro-Galaxy IV CLO BV, Series 2015-4A, Class
ARR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/30/34
(a)(b)
..................... EUR 2,220 2,632,365
Euro-Galaxy VI CLO DAC, Series 2018-6X,
Class A, (EURIBOR 3 Month + 0.71%),
0.71%, 04/11/31
(a)
................. 460 545,488
Euro-Galaxy VII CLO DAC, Series 2019-7A,
Class CR, (EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35
(a)(b)
................ 260 308,130
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.26%,
07/19/34
(a)(b)(c)
.................... USD 3,150 3,150,000
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 1.29%, 04/16/28
(a)(b)
1,830 1,831,401
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
1.06%, 10/15/30
(a)(b)
................ 400 399,321
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.28%,
07/15/31
(a)(b)
..................... 280 280,037
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
1.32%, 04/16/34
(a)(b)(c)
............... 910 913,859
Galaxy XXIX CLO Ltd.
(a)(b)
:
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.40%), 1.56%, 11/15/26 .... 250 249,686
Series 2018-29A, Class C, (LIBOR USD 3
Month + 1.68%), 1.84%, 11/15/26 .... 350 350,136
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.13%,
10/15/30
(a)(b)
..................... 640 640,035
GoldenTree Loan Management CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 1.74%, 04/20/30
(a)(b)
.... 250 249,364
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
:
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.29%, 10/29/29 .... 420 419,999
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.78%, 10/29/29 .... 500 500,040
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 3.24%, 07/20/31
(a)(b)
......... USD 250 $ 250,026
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 2.91%, 04/15/33
(a)(b)
.......... 250 248,091
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 0.00%,
07/15/31
(a)(b)
..................... 970 970,000
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 1.90%,
04/15/33
(a)(b)
..................... 540 541,346
Grippen Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.45%, 01/20/30 .... 251 251,217
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.49%, 01/20/30 .... 250 250,076
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.14%), 0.23%,
03/25/36
(a)
...................... 513 235,784
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.55%, 04/15/33
(a)(b)
................ 1,180 1,182,239
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.31%, 07/15/34
(a)(b)
................ 2,580 2,570,706
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
1.90%, 07/15/34
(a)(b)
................ 280 280,000
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.26%, 07/25/27
(a)(b)
.......... 984 984,242
Harvest CLO XXIII DAC, Series 23A, Class
CE, (EURIBOR 3 Month + 2.05%), 2.05%,
10/20/32
(a)(b)
..................... EUR 310 366,501
Henley CLO IV DAC
(a)
:
Series 4A, Class C, (EURIBOR 3 Month +
2.10%), 2.10%, 04/25/34
(b)(c)
........ 250 297,582
Series 4X, Class B1, (EURIBOR 3 Month +
1.35%), 1.35%, 04/25/34 .......... 130 153,551
Highbridge Loan Management, Series 3A-2014,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.37%, 07/18/29
(a)(b)
................ USD 680 680,024
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 1.44%, 07/18/31
(a)(b)
.......... 250 249,416
HPS Loan Management 10-2016 Ltd., Series
10A-16, Class A1RR, (LIBOR USD 3 Month
+ 1.14%), 1.27%, 04/20/34
(a)(b)(c)
........ 1,540 1,540,000
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.18%, 02/05/31
(a)(b)
................ 3,009 3,011,027
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.33%,
10/19/28
(a)(b)
..................... 824 823,660
Invesco Euro CLO II DAC, Series 2X, Class
B1, (EURIBOR 3 Month + 1.80%), 1.80%,
08/15/32
(a)
...................... EUR 300 356,340
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.08%, 07/17/37
(a)(b)
................ USD 624 625,179
Jamestown CLO IX Ltd., Series 2016-9A, Class
BR, (LIBOR USD 3 Month + 2.65%), 2.84%,
10/20/28
(a)(b)
..................... 360 360,315

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.34%, 04/20/32
(a)(b)
................ USD 360 $ 361,735
Kayne CLO 5 Ltd., Series 2019-5A, Class A,
(LIBOR USD 3 Month + 1.35%), 1.53%,
07/24/32
(a)(b)
..................... 800 799,844
Kayne CLO II Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.26%,
10/15/31
(a)(b)(c)
.................... 710 710,710
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.23%, 07/20/31
(a)(b)
250 250,032
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.07%, 04/20/28
(a)(b)
522 521,865
Lendmark Funding Trust
(b)
:
Series 2019-2A, Class A, 2.78%, 04/20/28 . 2,600 2,670,960
Series 2021-1A, Class B, 2.47%, 11/20/31 . 380 383,763
Series 2021-1A, Class C, 3.41%, 11/20/31 . 290 293,514
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.20%,
05/15/28
(a)(b)
..................... 208 207,797
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.31%,
07/20/34
(a)(b)
..................... 1,010 1,010,101
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.93%, 04/15/29
(a)(b)
................ 250 250,041
Madison Park Funding X Ltd., Series 2012-10A,
Class AR3, (LIBOR USD 3 Month + 1.01%),
1.20%, 01/20/29
(a)(b)
................ 2,044 2,043,178
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 1.07%, 07/23/29
(a)(b)
.......... 2,221 2,218,246
Madison Park Funding XIII Ltd.
(a)(b)
:
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.14%, 04/19/30 .... 1,090 1,089,662
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.69%, 04/19/30 .... 960 953,296
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.10%, 01/22/28
(a)(b)
.......... 1,223 1,222,083
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 0.00%, 07/15/34
(a)(b)
.......... 1,050 1,050,000
Madison Park Funding XXIII Ltd.
(a)(b)(c)
:
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.67%, 07/27/31 .... 250 250,000
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/27/31 .... 250 250,000
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.74%, 04/25/29
(a)(b)(c)
......... 320 320,576
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.38%, 07/29/30
(a)(b)
.......... 1,665 1,665,617
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.22%, 04/20/30
(a)(b)
.......... 250 249,938
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class A1R, (LIBOR USD 3 Month +
0.99%), 1.18%, 04/20/32
(a)(b)
.......... 730 728,548
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class B1, (LIBOR USD 3 Month
+ 1.85%), 2.03%, 01/15/33
(a)(b)
......... 530 530,457
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/17/34
(a)(b)(c)
......... 1,130 1,130,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.37%, 12/18/30
(a)(b)
................ USD 430 $ 430,003
Mariner CLO LLC
(a)(b)
:
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 1.16%, 07/23/29 .... 400 400,343
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.22%, 07/23/29
(c)
... 1,125 1,125,563
Mariner Finance Issuance Trust
(b)
:
Series 2020-AA, Class A, 2.19%, 08/21/34 . 1,510 1,535,851
Series 2020-AA, Class B, 3.21%, 08/21/34 260 267,242
Series 2020-AA, Class C, 4.10%, 08/21/34 330 342,550
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.16%, 04/21/31
(a)(b)
................ 472 471,419
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.44%,
10/20/30
(a)(b)
..................... 830 830,233
MP CLO VIII Ltd.
(a)(b)(c)
:
Series 2015-2A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.30%, 04/28/34 .... 1,420 1,420,000
Series 2015-2A, Class BRR, (LIBOR USD 3
Month + 1.80%), 1.90%, 04/28/34 .... 1,500 1,500,000
Navient Private Education Refi Loan Trust
(b)
:
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 0.97%, 11/15/68
(a)
... 490 493,070
Series 2021-DA, Class B, 2.61%, 04/15/60
(c)
370 370,000
Series 2021-DA, Class C, 3.48%, 04/15/60
(c)
950 950,000
Series 2021-DA, Class D, 4.00%, 04/15/60
(c)
300 291,609
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.24%, 04/15/34
(a)(b)(c)
........ 570 570,513
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 1.78%, 07/15/34
(a)(b)
.......... 250 250,250
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 1.84%, 10/17/30
(a)(b)
......... 400 400,011
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.36%, 10/18/30 .... 1,430 1,430,036
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.69%, 10/18/30 .... 250 249,440
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.54%, 07/20/31
(a)(b)
.... 250 250,000
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.24%, 07/16/35
(a)(b)
.... 880 880,000
Oaktree CLO, Series 2014-1A, Class A2R,
(LIBOR USD 3 Month + 1.85%), 2.01%,
05/13/29
(a)(b)
..................... 410 410,045
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.06%,
10/20/27
(a)(b)
..................... 240 239,547
Ocean Trails CLO VI
(a)(b)
:
Series 2016-6A, Class BRR, (LIBOR USD 3
Month + 1.45%), 1.63%, 07/15/28 .... 720 718,656
Series 2016-6A, Class CRR, (LIBOR USD 3
Month + 2.25%), 2.43%, 07/15/28 .... 900 900,327
OCP CLO Ltd.
(a)(b)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.08%, 04/24/29 .... 945 943,136
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.26%, 04/26/31 .... 140 140,005

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.03%, 10/26/27 .... USD 380 $ 379,481
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.31%, 10/18/28 .... 517 517,483
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.44%, 07/15/30 .... 2,610 2,610,360
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.11%, 11/20/30 ..... 250 249,333
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 1.25%, 07/20/32
(c)
... 320 319,648
Series 2020-19A, Class B, (LIBOR USD 3
Month + 2.50%), 2.69%, 07/20/31 .... 250 250,174
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 1.35%,
01/15/32
(a)
...................... EUR 170 201,715
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.14%, 04/16/31
(a)(b)
......... USD 1,780 1,772,123
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.38%, 01/20/31
(a)(b)
.......... 250 250,009
Octagon Investment Partners 46 Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.20%), 2.38%, 07/15/33 .... 710 710,248
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.60%), 4.78%, 07/15/33 .... 530 530,576
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.28%, 07/20/34
(a)(b)
.......... 2,660 2,660,537
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.54%, 07/19/30
(a)(b)
......... 320 320,049
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.21%, 07/17/30
(a)(b)
......... 2,755 2,747,555
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.18%, 01/25/31
(a)(b)
......... 2,640 2,639,286
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.34%, 04/21/34
(a)(b)
................ 3,220 3,220,564
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 1.29%, 07/02/35 .... 1,450 1,450,000
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 1.99%, 07/20/32 .... 668 668,072
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.80%, 07/02/35 .... 668 668,000
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.19%, 05/23/31 .... 4,495 4,483,462
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.50%, 11/15/32 .... 1,170 1,171,287
OneMain Financial Issuance Trust
(b)
:
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,374,744
Series 2020-1A, Class A, 3.84%, 05/14/32 . 2,800 2,921,110
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 571,017
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,508,239
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 100,191
Series 2021-1A, Class D, 2.47%, 06/16/36 . 210 211,425
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.64%,
06/21/32
(a)(b)
..................... 250 249,017
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.43%, 10/22/30
(a)(b)
................ 9,022 9,021,848
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.94%,
04/17/31
(a)(b)
..................... USD 250 $ 249,999
OZLM VIII Ltd., Series 2014-8A, Class BRR,
(LIBOR USD 3 Month + 2.20%), 2.39%,
10/17/29
(a)(b)
..................... 340 340,051
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.88%,
01/15/29
(a)(b)
..................... 2,110 2,110,377
OZLM XXIV Ltd., Series 2019-24A, Class A2A,
(LIBOR USD 3 Month + 2.25%), 2.44%,
07/20/32
(a)(b)
..................... 250 250,120
Palmer Square CLO Ltd.
(a)(b)
:
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.25%, 05/21/34 .... 5,525 5,524,447
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 1.82%, 05/21/34
(c)
... 250 250,000
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.74%, 07/20/30 .... 500 500,040
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.22%, 04/18/31 .... 850 850,108
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.28%, 07/16/31 .... 1,070 1,070,151
Series 2018-3A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.51%, 08/15/26 .... 776 775,153
Series 2018-3A, Class B, (LIBOR USD 3
Month + 1.90%), 2.06%, 08/15/26 .... 350 350,067
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 0.90%), 1.06%, 11/15/26 .... 206 206,320
Series 2018-5A, Class A2, (LIBOR USD 3
Month + 1.40%), 1.59%, 01/20/27 .... 327 326,997
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.44%, 04/20/27 .... 250 250,062
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.76%, 08/20/27 .... 440 440,124
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.26%, 08/20/27 .... 350 350,173
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.28%, 10/24/27 .... 290 290,074
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.51%, 02/20/28 .... 990 988,308
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.74%, 04/20/28 .... 1,270 1,270,099
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.75%, 11/25/28 .... 560 560,454
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 1.39%, 02/14/34 .... 1,390 1,392,370
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.70%, 02/14/34 .... 970 959,851
Penta CLO DAC, Series 2021-9A, Class A,
(EURIBOR 3 Month + 0.85%), 0.85%,
07/25/36
(a)(b)
..................... EUR 1,390 1,648,192
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 1.36%,
07/24/31
(a)(b)
..................... USD 275 275,145
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 1.32%,
07/20/34
(a)(b)
..................... 1,570 1,570,000
PPM CLO 4 Ltd., Series 2020-4A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.09%,
10/18/31
(a)(b)
..................... 250 250,403
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
........... 400 415,937

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
1.12%, 10/15/30
(a)(b)
................ USD 1,026 $ 1,024,290
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 1.59%,
04/20/34
(a)(b)
..................... 250 246,490
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
1.29%, 04/20/34
(a)(b)(c)
............... 1,040 1,040,000
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 1.28%, 06/20/34 .... 720 720,000
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.73%, 06/20/34
(c)
... 250 250,000
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
1.54%, 01/15/34
(a)(b)
................ 250 248,149
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 1.25%,
01/18/34
(a)(b)
..................... 1,220 1,217,926
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 1.28%, 04/20/34 .... 2,417 2,418,207
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.83%, 04/20/34 ... 1,511 1,511,024
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.68%, 10/15/29 .... 1,945 1,934,666
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.03%, 10/15/29 .... 1,039 1,036,003
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.38%, 10/20/30 .... 3,237 3,237,648
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.26%, 05/20/31 .... 297 297,136
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.35%, 10/20/31 .... 250 249,909
Series 2019-2A, Class B, (LIBOR USD 3
Month + 1.93%), 2.09%, 08/20/32 .... 250 250,582
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.25%, 07/20/34
(c)
... 1,730 1,730,000
Rockford Tower Europe CLO DAC
(a)
:
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 1.85%, 12/20/31 .... EUR 826 978,261
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 2.47%, 12/20/31 .... 280 332,079
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.22%,
04/20/31
(a)(b)
..................... USD 960 959,748
RR 11 Ltd., Series 2020-11A, Class A2, (LIBOR
USD 3 Month + 2.10%), 2.28%, 10/15/31
(a)(b)
870 871,299
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.27%,
01/15/30
(a)(b)
..................... 1,090 1,089,029
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.83%, 10/15/31
(a)(b)
250 249,999
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.23%, 07/15/35
(a)(b)
(c)
............................ 2,140 2,140,000
RRE 2 Loan Management DAC, Series 2A,
Class A1R, (EURIBOR 3 Month + 0.86%),
0.86%, 07/15/35
(a)(b)
................ EUR 2,120 2,513,790
Shackleton CLO Ltd., Series 2016-9A, Class
AR, (LIBOR USD 3 Month + 1.13%), 1.32%,
10/20/28
(a)(b)
..................... USD 217 216,703
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
1.35%, 04/17/34
(a)(b)
................ 5,180 5,167,681
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 2 LLC
(a)(b)
:
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 1.17%, 04/20/29 .... USD 250 $ 250,248
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.69%, 04/20/29 .... 1,466 1,451,001
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 1.46%,
04/20/33
(a)(b)
..................... 640 640,959
Silver Creek CLO Ltd.
(a)(b)
:
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.43%, 07/20/30 .... 500 500,223
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.49%, 07/20/30 .... 500 498,707
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/20/34
(a)(b)
................ 3,815 3,815,000
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.45%, 03/15/24 .... 470 469,436
Series 2006-A, Class A5, (LIBOR USD 3
Month + 0.29%), 0.41%, 06/15/39 .... 2,676 2,599,439
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.82%, 10/15/41
(a)(b)
.......... 3,683 4,107,019
SMB Private Education Loan Trust
(b)
:
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 1,022,598
Series 2020-B, Class B, 2.76%, 07/15/53 .. 510 513,603
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 4,730 4,775,825
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,566,005
Series 2021-A, Class B, 2.31%, 01/15/53 .. 1,010 1,023,793
Series 2021-A, Class C, 2.99%, 01/15/53 . 2,480 2,500,182
Series 2021-A, Class D1, 3.86%, 01/15/53 . 1,340 1,333,398
Series 2021-A, Class D2, 3.86%, 01/15/53 . 730 729,298
Series 2021-C, Class B, 2.30%, 01/15/53 . 190 189,405
Series 2021-C, Class C, 3.00%, 01/15/53
(c)
160 160,000
Series 2021-C, Class D, 3.93%, 01/15/53
(c)
100 100,000
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
1.07%, 01/23/29
(a)(b)
................ 310 309,723
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.32%,
07/15/34
(a)(b)(c)
.................... 4,180 4,180,000
Sound Point CLO XXVI Ltd.
(a)(b)
:
Series 2020-1A, Class D, (LIBOR USD 3
Month + 4.70%), 4.89%, 07/20/30 .... 320 319,968
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 0.00%, 07/20/34 .... 320 320,000
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.53%, 01/25/32
(a)(b)
................ 460 461,464
Sound Point Euro CLO II Funding DAC, Series
2A, Class B1, (EURIBOR 3 Month + 1.85%),
1.85%, 10/26/32
(a)(b)
................ EUR 610 726,068
St Paul's CLO VI DAC, Series 6A, Class CRR,
(EURIBOR 3 Month + 2.60%), 2.60%,
05/20/34
(a)(b)
..................... 600 707,496
St Paul's CLO XI DAC, Series 11X, Class
D, (EURIBOR 3 Month + 3.60%), 3.60%,
01/17/32
(a)
...................... 130 152,681
St Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)
...................... 310 362,842
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.43%,
10/15/30
(a)(b)
..................... USD 1,070 1,070,045

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)
...................... EUR 202 $ 240,007
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.33%, 10/15/31
(a)(b)
................ USD 250 250,062
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.06%, 04/15/28
(a)(b)
................ 753 752,235
Symphony CLO XXI Ltd., Series 2019-21A,
Class A, (LIBOR USD 3 Month + 1.38%),
1.56%, 07/15/32
(a)(b)
................ 860 859,268
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
1.19%, 04/20/33
(a)(b)
................ 514 513,857
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 1.12%,
11/18/30
(a)(b)
..................... 890 888,453
TCW CLO AMR Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 1.68%), 1.83%,
02/15/29
(a)(b)
..................... 350 349,132
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.33%,
01/16/31
(a)(b)
..................... 910 909,999
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.33%,
01/20/31
(a)(b)
..................... 670 669,796
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 1.30%, 01/15/34 .... 1,060 1,058,206
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.68%, 01/15/34 .... 1,360 1,340,472
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 3,000 3,047,032
Trestles CLO III Ltd.
(a)(b)
:
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.52%, 01/20/33 .... 1,830 1,832,082
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 2.04%, 01/20/33 .... 530 530,675
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,253,552
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.53%, 10/18/31
(a)(b)
................ 220 220,003
Trinitas CLO IX Ltd., Series 2018-9A, Class
B1, (LIBOR USD 3 Month + 1.95%), 2.14%,
01/20/32
(a)(b)
..................... 250 250,075
Trinitas CLO XI Ltd., Series 2019-11A, Class
C, (LIBOR USD 3 Month + 3.15%), 3.33%,
07/15/32
(a)(b)
..................... 465 466,413
Trinitas CLO XIV Ltd.
(a)(b)
:
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 2.18%, 01/25/34 .... 730 731,617
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 3.18%, 01/25/34 .... 530 532,537
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.26%, 07/18/31
(a)(b)
................ 350 349,297
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.40%,
10/15/29
(a)(b)
..................... 3,230 3,230,392
Voya CLO Ltd.
(a)(b)
:
Series 2014-3A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.83%, 07/25/26 .... 350 349,976
Series 2015-2A, Class AR, (LIBOR USD 3
Month + 0.97%), 1.14%, 07/23/27 .... 467 466,865
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 1.23%, 04/20/34
(c)
... USD 465 $ 465,000
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.31%, 10/15/30 .... 1,680 1,680,315
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.24%, 04/15/31 .... 2,064 2,064,268
Voya Euro CLO II DAC
(a)
:
Series 2A, Class AR, (EURIBOR 3 Month +
0.96%), 0.00%, 07/15/35
(b)
......... EUR 1,360 1,612,620
Series 2A, Class CR, (EURIBOR 3 Month +
2.15%), 0.00%, 07/15/35
(b)
......... 250 296,438
Series 2X, Class C, (EURIBOR 3 Month +
2.75%), 2.75%, 07/15/32 .......... 170 201,831
Whitebox CLO I Ltd., Series 2019-1A, Class
C, (LIBOR USD 3 Month + 4.35%), 4.53%,
07/24/32
(a)(b)
..................... USD 650 650,612
Whitebox CLO II Ltd.
(a)(b)
:
Series 2020-2A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.93%, 10/24/31 .... 280 280,754
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.43%, 10/24/31 .... 280 281,064
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.15%), 4.33%, 10/24/31 .... 280 280,651
Wind River CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.23%,
07/15/28
(a)(b)
..................... 701 701,257
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 1.85%,
04/20/33
(a)(b)
..................... 2,030 2,036,836
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.33%,
01/22/31
(a)(b)
..................... 1,250 1,249,624
York CLO-3 Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 1.44%, 10/20/29 .... 520 520,103
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.94%, 10/20/29 .... 930 931,108
York CLO-4 Ltd., Series 2016-2A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 1.28%,
04/20/32
(a)(b)
..................... 1,050 1,049,010
Total Asset-Backed Securities — 7.7%
(Cost: $383,398,498) .............................. 384,419,551
Corporate Bonds — 34.4%
Aerospace & Defense — 1.5%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
530 585,342
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 5,980 6,499,689
Boeing Co. (The):
2.25%, 06/15/26 .................. 1,495 1,526,246
5.81%, 05/01/50 .................. 1,205 1,622,690
5.93%, 05/01/60 .................. 1,538 2,123,761
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 218 231,492
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 308 328,028
General Dynamics Corp., 3.63%, 04/01/30 .. 3,884 4,387,554
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ...................... 2,110 2,409,855
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 677 759,302
4.40%, 06/15/28 .................. 6,690 7,766,116
1.80%, 01/15/31 .................. 6,312 6,120,716
Leidos, Inc., 4.38%, 05/15/30 .......... 3,778 4,290,032
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 3,540 4,051,881
3.80%, 03/01/45 .................. 844 982,055

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.80%, 06/15/50 .................. USD 513 $ 515,117
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 5,857 6,397,287
4.03%, 10/15/47 .................. 1,192 1,422,157
5.25%, 05/01/50 .................. 1,429 2,006,987
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 920 987,289
3.50%, 03/15/27 .................. 2,441 2,692,423
3.13%, 05/04/27 .................. 905 983,979
7.20%, 08/15/27 .................. 630 817,301
7.00%, 11/01/28 .................. 2,010 2,643,138
4.13%, 11/16/28 .................. 3,574 4,112,101
7.50%, 09/15/29 .................. 913 1,275,083
2.15%, 05/18/30 .................. EUR 938 1,242,723
4.20%, 12/15/44 .................. USD 515 578,031
Textron, Inc.:
3.90%, 09/17/29 .................. 2,448 2,739,147
2.45%, 03/15/31 .................. 799 799,671
72,897,193
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.25%, 05/15/30 .................. 2,440 2,840,910
2.40%, 05/15/31 .................. 3,500 3,562,030
3.88%, 08/01/42 .................. 455 507,231
4.10%, 02/01/45 .................. 462 527,541
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 2,839 3,189,006
2.50%, 09/01/29 .................. 864 916,338
4.45%, 04/01/30 .................. 2,776 3,359,812
5.20%, 04/01/40 .................. 971 1,318,044
3.63%, 10/01/42 .................. 441 508,193
16,729,105
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)
:
Series 2017-1, Class B, 3.70%, 01/15/26 . 8 7,363
Series 2017-1, Class AA, 3.30%, 01/15/30 443 448,153
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 1,666 1,630,085
Series 2016-1, Class B, 5.25%, 01/15/24 . 1,180 1,159,501
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
643 629,891
Series 2017-1, Class B, 4.95%, 02/15/25 . 572 563,825
Series 2015-2, Class AA, 3.60%, 09/22/27 321 332,345
Series 2016-1, Class AA, 3.58%, 01/15/28 2,396 2,440,093
Series 2019-1, Class B, 3.85%, 02/15/28 . 1,115 1,062,904
Series 2016-2, Class AA, 3.20%, 06/15/28 445 454,149
Series 2016-3, Class AA, 3.00%, 10/15/28 930 944,493
Series 2017-1, Class AA, 3.65%, 02/15/29 365 375,606
Series 2017-2, Class AA, 3.35%, 10/15/29 678 688,747
Series 2019-1, Class AA, 3.15%, 02/15/32 1,074 1,105,645
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,780 2,939,049
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 16 16,221
Series 2014-2, Class B, 4.63%, 09/03/22 . 133 136,246
Series 2016-2, Class B, 3.65%, 10/07/25 . 88 87,508
Series 2020-1, Class B, 4.88%, 01/15/26 . 815 864,443
Series 2020-1, Class A, 5.88%, 10/15/27 . 2,798 3,104,445
Series 2015-1, Class AA, 3.45%, 12/01/27 914 965,023
Series 2019-2, Class B, 3.50%, 05/01/28 . 1,069 1,058,008
Series 2016-1, Class AA, 3.10%, 07/07/28 54 56,519
Series 2016-2, Class AA, 2.88%, 10/07/28 460 469,169
Series 2018-1, Class AA, 3.50%, 03/01/30 565 591,353
Series 2019-1, Class AA, 4.15%, 08/25/31 647 707,760
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2019-2, Class AA, 2.70%, 05/01/32 USD 851 $ 852,474
23,691,018
Automobiles — 0.3%
BMW US Capital LLC, 2.55%, 04/01/31
(b)
... 2,975 3,080,770
General Motors Co., 4.00%, 04/01/25 ..... 698 762,815
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 290 295,731
2.38%, 02/10/23 .................. 2,821 2,895,616
Nissan Motor Acceptance Corp., 2.75%,
03/09/28
(b)
..................... 769 775,919
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 7,814 8,822,320
16,633,171
Banks — 5.4%
Banco Santander SA:
2.71%, 06/27/24 .................. 3,600 3,788,160
1.85%, 03/25/26 .................. 2,200 2,223,464
3.31%, 06/27/29 .................. 2,200 2,393,869
Bank of America Corp.:
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 843 873,641
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 1,155 1,159,807
Series L, 3.95%, 04/21/25 ........... 901 988,802
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 14,788 15,469,652
4.45%, 03/03/26 .................. 4,872 5,533,592
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 2,551 2,556,579
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 2,360 2,337,389
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 8,453 8,518,014
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 5,226 5,798,912
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 711 786,211
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 6,747 7,428,083
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 1,422 1,602,946
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 2,018 2,318,257
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 2,712 3,075,356
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 2,865 3,084,350
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 3,462 3,373,911
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,614 1,657,496
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 756 881,968
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 4,425 4,294,459
Barclays plc
(a)
:
(LIBOR USD 3 Month + 1.90%), 4.97%,
05/16/29 ..................... 4,631 5,422,792
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
2.67%, 03/10/32 ................ 3,473 3,491,904
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ................ 818 862,977
BNP Paribas SA
(b)
:
3.38%, 01/09/25 .................. 469 503,032
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)
.................... 6,193 6,515,912
(SOFR + 1.51%), 3.05%, 01/13/31
(a)
.... 2,360 2,488,172
Citigroup, Inc.
(a)
:
(SOFR + 0.77%), 1.46%, 06/09/27 ...... 1,614 1,607,051

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... USD 6,381 $ 7,037,481
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29 ..................... 5,078 5,759,193
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 10,814 11,453,993
(SOFR + 1.15%), 2.67%, 01/29/31 ...... 634 654,308
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,204,804
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 2,349 2,444,326
Danske Bank A/S:
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)(b)
................... 206 207,008
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 1,325 1,331,647
5.38%, 01/12/24
(b)
................. 3,127 3,467,388
5.38%, 01/12/24 .................. 514 569,951
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
.............. 1,818 1,819,702
Discover Bank, 3.45%, 07/27/26 ......... 2,020 2,205,140
Grupo Aval Ltd.:
4.75%, 09/26/22 .................. 232 238,148
4.38%, 02/04/30
(b)
................. 1,896 1,874,101
HSBC Holdings plc
(a)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 2,495 2,883,620
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... 1,702 1,905,009
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(d)
...................... 641 665,037
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(d)
...................... 2,176 2,257,600
(SOFR + 1.19%), 2.80%, 05/24/32 ...... 2,554 2,621,040
ING Groep NV, 4.63%, 01/06/26
(b)
........ 3,992 4,555,559
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 554 533,502
JPMorgan Chase & Co.:
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 2,358 2,455,904
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 16,827 17,372,193
2.95%, 10/01/26 .................. 898 966,317
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
..... 1,764 1,741,673
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 4,777 5,319,691
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 7,853 8,720,370
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 8,712 9,578,537
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 521 589,010
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 2,412 2,820,486
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 2,287 2,380,608
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 1,886 2,289,101
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 1,589 1,882,628
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
.................... 426 495,061
KeyCorp, 2.55%, 10/01/29 ............ 22 23,021
Lloyds Banking Group plc:
3.75%, 01/11/27 .................. 3,215 3,550,915
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 2,987 2,988,543
Security
Par (000)
Par (000) Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22 .................. USD 1,276 $ 1,298,623
3.46%, 03/02/23 .................. 2,589 2,719,267
2.19%, 02/25/25 .................. 7,052 7,339,251
Mizuho Financial Group, Inc.
(a)
:
(SOFR + 1.24%), 2.84%, 07/16/25 ...... 542 572,325
(SOFR + 1.36%), 2.55%, 09/13/25 ...... 2,440 2,554,534
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 2,147 2,143,204
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 3,438 3,363,102
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(d)
.......... 1,238 1,243,029
Santander UK Group Holdings plc
(a)
:
(SOFR + 0.79%), 1.09%, 03/15/25 ...... 2,441 2,448,804
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26 ................ 2,853 2,857,873
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24 .................. 4,183 4,421,963
2.35%, 01/15/25 .................. 3,382 3,532,463
1.47%, 07/08/25 .................. 2,499 2,523,554
3.78%, 03/09/26 .................. 561 624,192
US Bancorp, 3.00%, 07/30/29 .......... 1,028 1,113,116
Wells Fargo & Co.
(a)
:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 750 826,268
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 2,002 2,120,053
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 1,101 1,301,366
(SOFR + 2.53%), 3.07%, 04/30/41 ...... 3,536 3,626,816
266,529,176
Beverages — 0.7%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 463 463,579
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 6,650 8,161,834
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43 ...................... 960 1,070,571
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 9,035 10,763,076
3.50%, 06/01/30 .................. 8,367 9,307,331
4.90%, 01/23/31 .................. 547 672,902
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 1,283 1,270,864
1.00%, 03/09/41 .................. EUR 1,170 1,353,721
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 2,581 2,789,870
PepsiCo, Inc., 3.63%, 03/19/50 ......... 430 503,436
36,357,184
Biotechnology — 0.9%
AbbVie, Inc.:
2.30%, 11/21/22 .................. 735 754,421
2.60%, 11/21/24 .................. 1,252 1,320,168
3.80%, 03/15/25 .................. 8,814 9,641,161
3.60%, 05/14/25 .................. 2,072 2,260,960
3.20%, 05/14/26 .................. 4,669 5,062,453
2.95%, 11/21/26 .................. 904 971,752
4.50%, 05/14/35 .................. 4,879 5,876,739
4.30%, 05/14/36 .................. 435 516,093
4.85%, 06/15/44 .................. 4 5,086
4.70%, 05/14/45 .................. 1,910 2,378,419
4.88%, 11/14/48 .................. 588 757,402
Amgen, Inc.:
2.45%, 02/21/30 .................. 2,876 2,964,618
4.40%, 05/01/45 .................. 2,481 3,012,298
Biogen, Inc.:
2.25%, 05/01/30 .................. 3,708 3,718,103
3.15%, 05/01/50 .................. 763 749,336

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Biotechnology (continued)
3.25%, 02/15/51
(b)
................. USD 814 $ 814,544
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 1,693 2,146,982
4.15%, 03/01/47 .................. 1,872 2,204,259
2.80%, 10/01/50 .................. 1,048 1,009,432
46,164,226
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 5,885 6,119,044
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 10 13,256
Owens Corning, 3.95%, 08/15/29 ........ 318 359,264
6,491,564
Capital Markets — 2.5%
Charles Schwab Corp. (The), 3.20%, 03/02/27 725 791,079
Credit Suisse AG, 3.63%, 09/09/24 ....... 2,137 2,321,687
Credit Suisse Group AG
(b)
:
3.57%, 01/09/23 .................. 624 633,881
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)
.................... 1,753 1,867,046
(SOFR + 1.73%), 3.09%, 05/14/32
(a)
.... 928 956,074
Deutsche Bank AG:
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 4,899 4,928,449
1.69%, 03/19/26 .................. 5,937 5,993,320
E*TRADE Financial Corp., 4.50%, 06/20/28 .. 981 1,135,777
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 7,756 8,385,754
3.50%, 04/01/25 .................. 11,832 12,836,505
3.75%, 05/22/25 .................. 1,630 1,783,131
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 4,963 4,926,580
(LIBOR USD 3 Month + 1.17%), 1.33%,
05/15/26
(a)
.................... 871 894,012
3.50%, 11/16/26 .................. 1,702 1,850,758
3.85%, 01/26/27 .................. 2,778 3,061,114
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 4,289 4,276,908
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 7,304 8,064,409
Huarong Finance 2019 Co. Ltd., 4.50%,
05/29/29 ...................... 300 205,500
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 973 1,094,972
2.10%, 06/15/30 .................. 964 955,333
1.85%, 09/15/32 .................. 666 630,280
Moody's Corp., 3.25%, 01/15/28 ......... 1,335 1,463,036
Morgan Stanley:
3.13%, 07/27/26 .................. 929 1,006,551
3.63%, 01/20/27 .................. 1,380 1,530,171
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 9,686 9,754,532
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 7,304 8,091,016
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 4,156 4,664,394
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 10,949 12,820,082
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 6,286 6,580,201
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 2,701 3,015,003
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 1,405 1,489,363
Northern Trust Corp., 3.15%, 05/03/29 ..... 628 690,285
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(d)
.......................... 570 582,369
UBS Group AG
(a)(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23 ..................... 703 721,415
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(d)
USD 4,115 $ 4,531,644
124,532,631
Chemicals — 0.4%
Dow Chemical Co. (The):
3.63%, 05/15/26 .................. 768 849,402
2.10%, 11/15/30 .................. 994 981,624
1.13%, 03/15/32 .................. EUR 1,156 1,401,105
3.60%, 11/15/50 .................. USD 1,610 1,739,593
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 3,602 4,096,033
Ecolab, Inc., 4.80%, 03/24/30 .......... 1,771 2,166,608
Equate Petrochemical BV:
4.25%, 11/03/26 .................. 202 224,384
2.63%, 04/28/28
(b)
................. 545 550,280
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 1,579 1,816,819
MEGlobal Canada ULC
(b)
:
5.00%, 05/18/25 .................. 700 784,875
5.88%, 05/18/30 .................. 410 504,505
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)
..................... 1,265 1,270,930
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 2,238 2,263,942
18,650,100
Commercial Services & Supplies — 0.3%
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 2,239 2,347,657
4.00%, 03/18/29 .................. 2,571 2,920,222
3.00%, 05/22/30 .................. 3,694 3,946,711
Republic Services, Inc.:
3.38%, 11/15/27 .................. 513 563,948
3.95%, 05/15/28 .................. 9 10,238
2.30%, 03/01/30 .................. 1,107 1,124,148
Waste Management, Inc.:
1.15%, 03/15/28 .................. 3,421 3,314,571
2.00%, 06/01/29 .................. 531 536,650
2.95%, 06/01/41 .................. 630 649,015
15,413,160
Communications Equipment — 0.3%
Juniper Networks, Inc., 3.75%, 08/15/29 .... 962 1,068,700
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 5,164 6,020,870
2.75%, 05/24/31 .................. 4,835 4,935,028
5.50%, 09/01/44 .................. 1,168 1,521,337
13,545,935
Construction & Engineering — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47 .. 2,089 2,107,279
Construction Materials — 0.0%
Inversiones CMPC SA, 4.38%, 05/15/23
(b)
... 200 209,725
Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
3.50%, 01/15/25 .................. 299 316,870
4.45%, 10/01/25 .................. 473 520,667
4.45%, 04/03/26 .................. 1,150 1,262,944
Capital One Financial Corp., 3.90%, 01/29/24 3,415 3,685,536
Discover Financial Services, 4.50%, 01/30/26 424 478,673
General Motors Financial Co., Inc.:
3.55%, 07/08/22 .................. 5,097 5,260,789
5.20%, 03/20/23 .................. 4,472 4,815,374
3.70%, 05/09/23 .................. 2,616 2,746,379
5.10%, 01/17/24 .................. 2,023 2,227,127
4.00%, 01/15/25 .................. 2,900 3,159,344
2.75%, 06/20/25 .................. 2,538 2,672,233
2.70%, 06/10/31 .................. 131 131,471

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... USD 1,650 $ 1,690,012
Synchrony Financial:
4.50%, 07/23/25 .................. 64 71,572
3.70%, 08/04/26 .................. 874 954,301
Toyota Motor Credit Corp.:
2.15%, 02/13/30 .................. 588 602,664
3.38%, 04/01/30 .................. 2,477 2,777,163
33,373,119
Containers & Packaging — 0.0%
International Paper Co.:
6.00%, 11/15/41 .................. 807 1,146,833
4.80%, 06/15/44 .................. 416 529,730
1,676,563
Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 3,269 3,917,836
MDGH - GMTN BV
(b)
:
2.50%, 11/07/24 .................. 857 897,440
2.88%, 11/07/29 .................. 672 705,096
ORIX Corp., 2.90%, 07/18/22 .......... 941 965,457
Shell International Finance BV:
2.38%, 11/07/29 .................. 5,611 5,823,781
2.75%, 04/06/30 .................. 581 619,309
4.00%, 05/10/46 .................. 416 486,437
13,415,356
Diversified Telecommunication Services — 1.7%
AT&T, Inc.:
0.00%, 11/27/22
(b)(e)
................ 8,000 7,934,481
3.90%, 03/11/24 .................. 1,334 1,436,696
2.30%, 06/01/27 .................. 2,222 2,298,221
1.65%, 02/01/28 .................. 4,283 4,251,105
4.35%, 03/01/29 .................. 1,949 2,256,663
4.30%, 02/15/30 .................. 2,998 3,465,164
2.75%, 06/01/31 .................. 993 1,032,212
2.25%, 02/01/32 .................. 1,594 1,564,447
2.55%, 12/01/33
(b)
................. 967 957,951
4.50%, 05/15/35 .................. 2,974 3,490,940
3.15%, 09/04/36 .................. EUR 385 554,457
2.60%, 05/19/38 .................. 1,050 1,425,725
5.15%, 03/15/42 .................. USD 414 518,984
3.50%, 09/15/53
(b)
................. 1,975 1,984,224
3.55%, 09/15/55
(b)
................. 3,019 3,029,122
3.65%, 09/15/59
(b)
................. 4,549 4,613,134
3.50%, 02/01/61 .................. 1,150 1,134,471
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 2,606 2,866,306
Verizon Communications, Inc.:
2.10%, 03/22/28 .................. 4,495 4,589,014
4.33%, 09/21/28 .................. 6,182 7,193,006
3.15%, 03/22/30 .................. 1,100 1,187,748
1.50%, 09/18/30 .................. 4,605 4,399,991
1.68%, 10/30/30 .................. 5,415 5,170,529
1.75%, 01/20/31 .................. 2,364 2,265,511
2.55%, 03/21/31 .................. 75 76,659
4.50%, 08/10/33 .................. 2,681 3,203,709
4.27%, 01/15/36 .................. 5,558 6,613,048
2.65%, 11/20/40 .................. 510 490,782
4.86%, 08/21/46 .................. 962 1,244,625
2.88%, 11/20/50 .................. 2,543 2,415,640
3.00%, 11/20/60 .................. 528 492,830
3.70%, 03/22/61 .................. 1,872 2,005,022
86,162,417
Security
Par (000)
Par (000) Value
Electric Utilities — 2.8%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. USD 2,458 $ 2,769,004
Series H, 3.45%, 01/15/50 ........... 520 537,536
3.45%, 05/15/51 .................. 1,095 1,131,432
AEP Transmission Co. LLC:
3.80%, 06/15/49 .................. 618 713,317
3.15%, 09/15/49 .................. 1,683 1,752,920
Series M, 3.65%, 04/01/50 ........... 1,678 1,897,808
Alabama Power Co.:
Series A, 4.30%, 07/15/48 ........... 1,271 1,574,860
3.45%, 10/01/49 .................. 527 572,000
3.13%, 07/15/51 .................. 435 445,773
Atlantic City Electric Co., 4.00%, 10/15/28 ... 415 472,267
Baltimore Gas & Electric Co.:
2.25%, 06/15/31 .................. 460 464,374
3.50%, 08/15/46 .................. 1,218 1,344,604
3.75%, 08/15/47 .................. 557 638,064
4.25%, 09/15/48 .................. 831 1,021,852
3.20%, 09/15/49 .................. 1,036 1,083,795
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 1,709 1,752,129
3.95%, 03/01/48 .................. 448 534,958
Series AD, 2.90%, 07/01/50 .......... 620 628,857
Series AF, 3.35%, 04/01/51 .......... 1,003 1,099,143
Commonwealth Edison Co.:
4.00%, 03/01/48 .................. 492 590,156
Series 130, 3.13%, 03/15/51 .......... 1,247 1,301,696
DTE Electric Co.:
4.30%, 07/01/44 .................. 2 2,448
Series A, 4.05%, 05/15/48 ........... 1,505 1,829,798
3.95%, 03/01/49 .................. 1,541 1,862,816
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 1,410 1,615,183
2.45%, 02/01/30 .................. 561 579,501
3.88%, 03/15/46 .................. 942 1,086,485
3.45%, 04/15/51 .................. 1,127 1,249,574
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 450 509,951
2.50%, 12/01/29 .................. 11,482 12,032,170
1.75%, 06/15/30 .................. 1,161 1,136,380
Duke Energy Progress LLC:
3.70%, 09/01/28 .................. 605 680,325
3.45%, 03/15/29 .................. 4,704 5,210,675
Edison International:
2.40%, 09/15/22 .................. 38 38,671
3.13%, 11/15/22 .................. 8 8,240
4.95%, 04/15/25 .................. 2,198 2,433,482
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 720 768,771
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 1,581 1,919,200
Exelon Corp.:
5.10%, 06/15/45 .................. 312 407,613
4.70%, 04/15/50 .................. 512 646,715
FEL Energy VI SARL, 5.75%, 12/01/40 ..... 1,434 1,518,768
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(f)
.......... 1,839 1,999,913
2.65%, 03/01/30 .................. 2,240 2,230,973
Series B, 2.25%, 09/01/30 ........... 1,970 1,888,873
Series C, 3.40%, 03/01/50 ........... 411 401,752
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 5,908 6,481,787
5.45%, 07/15/44 .................. 267 333,151
4.55%, 04/01/49 .................. 3,044 3,570,194
Florida Power & Light Co.:
4.05%, 10/01/44 .................. 467 568,856
3.95%, 03/01/48 .................. 2,051 2,491,329

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.13%, 06/01/48 .................. USD 403 $ 501,986
3.15%, 10/01/49 .................. 3,597 3,908,753
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 90 98,320
3.65%, 04/15/29 .................. 4,992 5,644,671
3.65%, 08/01/48 .................. 180 205,330
4.25%, 07/15/49 .................. 910 1,143,804
3.15%, 04/15/50 .................. 1,371 1,464,334
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 317 356,744
NextEra Energy Capital Holdings, Inc., 1.90%,
06/15/28 ...................... 763 771,195
Northern States Power Co.:
2.25%, 04/01/31 .................. 430 442,504
4.00%, 08/15/45 .................. 669 797,963
2.90%, 03/01/50 .................. 1,200 1,224,097
3.20%, 04/01/52 .................. 540 575,241
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 .................. 3,615 3,638,250
4.45%, 06/15/29 .................. 1,496 1,651,253
NSTAR Electric Co., 3.95%, 04/01/30 ..... 425 488,928
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 623 597,147
4.00%, 06/01/49 .................. 983 1,155,241
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 3,698 4,181,669
3.80%, 09/30/47 .................. 565 660,265
3.80%, 06/01/49 .................. 968 1,150,303
5.35%, 10/01/52 .................. 384 558,854
PECO Energy Co., 3.05%, 03/15/51 ...... 1,924 2,009,840
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 2,089 2,346,581
3.20%, 05/15/29 .................. 472 517,796
Public Service Electric and Gas Co., 3.00%,
03/01/51 ...................... 545 567,015
Southern California Edison Co.:
1.85%, 02/01/22 .................. 309 309,445
Series E, 3.70%, 08/01/25 ........... 1,286 1,400,709
Series 20C, 1.20%, 02/01/26 ......... 730 724,595
2.25%, 06/01/30 .................. 5,033 4,948,607
Series C, 4.13%, 03/01/48 ........... 30 31,971
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 2,123 2,217,724
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 835 917,874
Tampa Electric Co.:
4.45%, 06/15/49 .................. 892 1,127,144
3.45%, 03/15/51 .................. 508 556,510
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 4,116,540
Virginia Electric & Power Co.:
Series A, 3.80%, 04/01/28 ........... 359 405,260
4.00%, 01/15/43 .................. 1,160 1,361,731
Series B, 4.20%, 05/15/45 ........... 679 809,932
Virginia Electric and Power Co., Series A,
3.50%, 03/15/27 ................. 577 638,825
Vistra Operations Co. LLC
(b)
:
3.70%, 01/30/27 .................. 1,070 1,143,200
4.30%, 07/15/29 .................. 3,137 3,409,664
138,607,954
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 1,034 1,232,013
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. USD 2,802 $ 2,619,972
2.50%, 09/15/50 .................. 666 597,826
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 861 1,239,688
Walt Disney Co. (The):
2.75%, 09/01/49 .................. 2,429 2,397,301
4.70%, 03/23/50 .................. 1,140 1,520,168
8,374,955
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
2.40%, 03/15/25 .................. 2,350 2,455,378
1.30%, 09/15/25 .................. 3,183 3,190,133
1.60%, 04/15/26 .................. 818 826,640
3.95%, 03/15/29 .................. 885 992,866
3.80%, 08/15/29 .................. 3,482 3,879,714
2.10%, 06/15/30 .................. 785 771,962
Boston Properties LP, 3.13%, 09/01/23 ..... 2,150 2,254,396
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 463 490,120
Crown Castle International Corp.:
1.35%, 07/15/25 .................. 1,864 1,876,687
1.05%, 07/15/26 .................. 1,673 1,633,930
3.10%, 11/15/29 .................. 4,449 4,720,208
3.30%, 07/01/30 .................. 1,993 2,135,088
2.25%, 01/15/31 .................. 2,420 2,388,609
5.20%, 02/15/49 .................. 462 601,249
Digital Dutch Finco BV:
1.50%, 03/15/30 .................. EUR 1,950 2,439,125
1.00%, 01/15/32 .................. 1,070 1,255,758
Duke Realty LP, 1.75%, 02/01/31 ........ USD 3,245 3,112,605
Equinix, Inc.:
1.25%, 07/15/25 .................. 601 602,441
1.00%, 09/15/25 .................. 3,463 3,438,351
2.15%, 07/15/30 .................. 2,427 2,411,507
2.50%, 05/15/31 .................. 1,201 1,221,451
GLP Capital LP:
3.35%, 09/01/24 .................. 790 836,860
5.25%, 06/01/25 .................. 2,013 2,265,934
5.38%, 04/15/26 .................. 700 805,707
4.00%, 01/15/30 .................. 2,170 2,329,083
4.00%, 01/15/31 .................. 2,571 2,770,201
National Retail Properties, Inc.:
2.50%, 04/15/30 .................. 1,554 1,579,501
3.50%, 04/15/51 .................. 1,224 1,280,986
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 1,560 1,822,001
Realty Income Corp., 3.25%, 01/15/31 ..... USD 1,331 1,450,043
Service Properties Trust, 4.35%, 10/01/24 ... 990 996,930
Trust Fibra Uno
(b)
:
5.25%, 01/30/26 .................. 660 739,200
6.39%, 01/15/50 .................. 512 596,736
60,171,400
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 3,065 3,368,534
Food Products — 0.0%
Mondelez International, Inc., 2.75%, 04/13/30 1,811 1,907,601
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 684 826,231
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 5,245 5,028,393
ONE Gas, Inc., 2.00%, 05/15/30 ......... 480 471,999
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 1,045 1,061,372
3.64%, 11/01/46 .................. 92 98,958

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Promigas SA ESP:
3.75%, 10/16/29 .................. USD 936 $ 923,294
3.75%, 10/16/29
(b)
................. 600 591,855
9,002,102
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 1,703 1,761,429
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 800 993,082
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 785 975,254
1.38%, 10/15/40 .................. 528 637,059
1.75%, 07/02/49 .................. 800 1,007,859
5,374,683
Health Care Providers & Services — 1.4%
Aetna, Inc.:
6.63%, 06/15/36 .................. USD 344 501,192
4.50%, 05/15/42 .................. 745 890,084
4.75%, 03/15/44 .................. 5 6,194
Anthem, Inc.:
3.65%, 12/01/27 .................. 774 866,271
4.10%, 03/01/28 .................. 2,049 2,341,816
3.60%, 03/15/51 .................. 1,273 1,399,230
Centene Corp.:
2.45%, 07/15/28 .................. 1,254 1,270,929
3.00%, 10/15/30 .................. 3,317 3,407,488
Cigna Corp.:
3.40%, 03/01/27 .................. 2,935 3,218,662
4.38%, 10/15/28 .................. 5,420 6,303,635
CVS Health Corp.:
1.30%, 08/21/27 .................. 982 963,249
3.25%, 08/15/29 .................. 6,740 7,313,177
3.75%, 04/01/30 .................. 6,477 7,248,217
5.13%, 07/20/45 .................. 2,490 3,238,619
5.05%, 03/25/48 .................. 1,205 1,565,145
HCA, Inc.:
4.75%, 05/01/23 .................. 4,793 5,135,619
5.00%, 03/15/24 .................. 5,312 5,869,361
5.25%, 04/15/25 .................. 3,462 3,960,765
5.25%, 06/15/26 .................. 4,451 5,152,299
3.50%, 07/15/51 .................. 462 461,789
Humana, Inc.:
4.50%, 04/01/25 .................. 491 549,758
4.88%, 04/01/30 .................. 824 994,116
UnitedHealth Group, Inc.:
3.38%, 04/15/27 .................. 80 88,759
3.85%, 06/15/28 .................. 483 555,039
6.88%, 02/15/38 .................. 333 516,356
2.75%, 05/15/40 .................. 460 465,844
4.63%, 11/15/41 .................. 1,829 2,329,689
4.20%, 01/15/47 .................. 953 1,162,475
3.70%, 08/15/49 .................. 596 682,315
2.90%, 05/15/50 .................. 914 923,205
3.25%, 05/15/51 .................. 440 469,378
69,850,675
Hotels, Restaurants & Leisure — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30 .... 678 809,041
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. 743 864,298
5.00%, 02/15/26 .................. 2,315 2,640,894
3.25%, 02/15/30 .................. 1,385 1,446,697
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 1,145 1,162,737
McDonald's Corp.:
2.63%, 09/01/29 .................. 9 9,456
2.13%, 03/01/30 .................. 871 880,543
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
3.60%, 07/01/30 .................. USD 1,565 $ 1,759,802
4.45%, 03/01/47 .................. 918 1,123,877
4.45%, 09/01/48 .................. 990 1,231,924
4.20%, 04/01/50 .................. 15 18,074
Starbucks Corp.:
2.25%, 03/12/30 .................. 2,010 2,033,517
2.55%, 11/15/30 .................. 1,866 1,933,458
15,914,318
Household Durables — 0.1%
Lennar Corp.:
4.13%, 01/15/22 .................. 3,020 3,050,200
5.25%, 06/01/26 .................. 2,330 2,704,175
PulteGroup, Inc., 5.50%, 03/01/26 ........ 866 1,011,055
6,765,430
Independent Power and Renewable Electricity Producers — 0.0%
Colbun SA, 3.15%, 03/06/30
(b)
.......... 200 203,975
Industrial Conglomerates — 0.0%
General Electric Co.:
4.25%, 05/01/40 .................. 5 5,843
4.50%, 03/11/44 .................. 16 19,396
Roper Technologies, Inc., 2.95%, 09/15/29 .. 741 792,273
817,512
Insurance — 0.4%
American International Group, Inc.:
3.40%, 06/30/30 .................. 2,582 2,831,426
4.50%, 07/16/44 .................. 2,112 2,563,421
Aon Corp.:
4.50%, 12/15/28 .................. 1,371 1,603,064
3.75%, 05/02/29 .................. 938 1,055,498
2.80%, 05/15/30 .................. 5,662 5,944,079
Hartford Financial Services Group, Inc. (The),
5.95%, 10/15/36 ................. 721 982,834
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 1,005 1,258,427
1.98%, 03/21/30 .................. 1,422 1,875,827
2.25%, 11/15/30 .................. USD 2,673 2,707,355
20,821,931
Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24 ........... 755 823,388
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 560 607,180
Amazon.com, Inc.:
1.65%, 05/12/28 .................. 753 759,428
3.88%, 08/22/37 .................. 539 642,731
2.50%, 06/03/50 .................. 4,387 4,145,286
eBay, Inc., 1.40%, 05/10/26 ........... 3,064 3,074,374
9,228,999
IT Services — 1.1%
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 2,550 3,109,674
2.95%, 05/21/39 .................. 1,169 1,691,470
Fiserv, Inc.:
4.20%, 10/01/28 .................. USD 2,957 3,399,178
3.50%, 07/01/29 .................. 9,647 10,614,999
Global Payments, Inc.:
1.20%, 03/01/26 .................. 3,948 3,910,295
4.80%, 04/01/26 .................. 3,096 3,539,688
3.20%, 08/15/29 .................. 2,895 3,098,695
International Business Machines Corp.:
3.30%, 05/15/26 .................. 4,346 4,780,865
3.50%, 05/15/29 .................. 6,965 7,794,525
1.95%, 05/15/30 .................. 6,311 6,302,297

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Mastercard, Inc., 2.95%, 06/01/29 ........ USD 1,082 $ 1,181,061
PayPal Holdings, Inc.:
2.40%, 10/01/24 .................. 917 965,773
1.65%, 06/01/25 .................. 465 477,229
2.65%, 10/01/26 .................. 932 1,000,880
Visa, Inc.:
4.15%, 12/14/35 .................. 1,787 2,196,915
2.70%, 04/15/40 .................. 1,255 1,297,331
55,360,875
Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22 .......... 3,267 3,361,171
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 2,061 2,222,558
2.75%, 09/15/29 .................. 820 857,267
2.10%, 06/04/30 .................. 245 242,396
2.30%, 03/12/31 .................. 1,011 1,010,932
Thermo Fisher Scientific, Inc.:
3.65%, 12/15/25 .................. 732 807,469
4.50%, 03/25/30 .................. 1,943 2,313,564
1.88%, 10/01/49 .................. EUR 1,600 2,016,913
9,471,099
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 5,310 5,745,860
Otis Worldwide Corp., 2.57%, 02/15/30 .... 1,834 1,899,378
7,645,238
Media — 1.2%
Charter Communications Operating LLC:
6.48%, 10/23/45 .................. 5,099 7,022,249
5.38%, 05/01/47 .................. 3,700 4,534,018
4.80%, 03/01/50 .................. 472 542,115
3.85%, 04/01/61 .................. 1,390 1,364,280
4.40%, 12/01/61 .................. 1,320 1,418,321
Comcast Corp.:
2.35%, 01/15/27 .................. 1,078 1,130,698
3.15%, 02/15/28 .................. 1,876 2,058,766
4.15%, 10/15/28 .................. 779 901,737
2.65%, 02/01/30 .................. 5,485 5,773,890
3.40%, 04/01/30 .................. 2,854 3,150,375
4.25%, 10/15/30 .................. 685 805,655
1.95%, 01/15/31 .................. 7,686 7,577,036
4.60%, 10/15/38 .................. 754 934,509
3.25%, 11/01/39 .................. 947 1,007,264
3.40%, 07/15/46 .................. 1,090 1,162,741
3.97%, 11/01/47 .................. 814 947,687
4.00%, 11/01/49 .................. 668 786,638
3.45%, 02/01/50 .................. 2,066 2,229,393
2.45%, 08/15/52 .................. 3,087 2,788,748
Cox Communications, Inc.
(b)
:
3.15%, 08/15/24 .................. 2,304 2,457,844
3.60%, 06/15/51 .................. 1,873 1,972,321
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 2,645 3,354,508
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... USD 958 1,130,960
Omnicom Group, Inc., 2.45%, 04/30/30 .... 611 620,628
Time Warner Cable LLC:
6.55%, 05/01/37 .................. 674 918,144
5.88%, 11/15/40 .................. 994 1,285,787
ViacomCBS, Inc.:
4.38%, 03/15/43 .................. 679 785,642
5.85%, 09/01/43 .................. 1,497 2,051,063
60,713,017
Security
Par (000)
Par (000) Value
Metals & Mining — 0.4%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
USD 1,911 $ 2,348,676
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 234 242,307
Glencore Funding LLC
(b)
:
1.63%, 04/27/26 .................. 2,945 2,955,004
2.50%, 09/01/30 .................. 3,349 3,340,817
2.85%, 04/27/31 .................. 3,782 3,846,048
Newmont Corp., 2.25%, 10/01/30 ........ 2,168 2,162,077
Nucor Corp., 3.95%, 05/01/28 .......... 933 1,062,302
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 845 891,861
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 1,435 1,526,123
18,375,215
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 430 486,999
3.25%, 03/15/50 .................. 1,389 1,501,471
Consumers Energy Co.:
3.80%, 11/15/28 .................. 81 93,306
4.05%, 05/15/48 .................. 625 757,753
3.75%, 02/15/50 .................. 1,096 1,293,018
3.10%, 08/15/50 .................. 734 775,392
3.50%, 08/01/51 .................. 1,199 1,358,366
6,266,305
Oil, Gas & Consumable Fuels — 2.3%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 10,357
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 1,163 1,254,549
3.22%, 04/14/24 .................. 439 468,101
3.19%, 04/06/25 .................. 1,585 1,707,842
3.54%, 04/06/27 .................. 518 571,582
3.38%, 02/08/61 .................. 442 444,350
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 3,606 3,872,073
3.40%, 01/15/38 .................. 717 757,202
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24 .................. 2,820 3,230,400
5.88%, 03/31/25 .................. 778 891,642
5.13%, 06/30/27 .................. 6,196 7,204,626
Chevron USA, Inc.:
4.95%, 08/15/47 .................. 917 1,236,071
2.34%, 08/12/50 .................. 581 523,266
Devon Energy Corp., 4.50%, 01/15/30
(b)
.... 423 465,045
Diamondback Energy, Inc.:
3.50%, 12/01/29 .................. 3,561 3,812,217
3.13%, 03/24/31 .................. 1,918 1,987,731
Energy Transfer LP:
2.90%, 05/15/25 .................. 1,622 1,707,121
5.95%, 12/01/25 .................. 1,740 2,037,169
6.63%, 10/15/36 .................. 396 525,874
7.50%, 07/01/38 .................. 16 22,532
6.85%, 02/15/40 .................. 562 718,496
6.50%, 02/01/42 .................. 685 889,353
6.10%, 02/15/42 .................. 541 672,589
5.15%, 02/01/43 .................. 537 605,931
Enterprise Products Operating LLC, 3.13%,
07/31/29 ...................... 4,589 4,951,246
EOG Resources, Inc., 4.15%, 01/15/26 .... 1,957 2,201,784
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 2,120 2,472,740
Galaxy Pipeline Assets Bidco Ltd.
(b)
:
2.16%, 03/31/34 .................. USD 910 892,937
2.94%, 09/30/40 .................. 995 982,563
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 290 300,349

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP, 6.55%,
09/15/40 ...................... USD 578 $ 812,496
Marathon Petroleum Corp., 5.00%, 09/15/54 . 1,003 1,203,334
MPLX LP:
4.88%, 12/01/24 .................. 1,524 1,705,437
1.75%, 03/01/26 .................. 1,482 1,497,978
2.65%, 08/15/30 .................. 2,465 2,487,908
NGPL PipeCo LLC
(b)
:
4.88%, 08/15/27 .................. 2,939 3,366,151
3.25%, 07/15/31 .................. 2,540 2,617,799
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 5,629 6,297,403
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 1,726 1,781,879
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 503 492,873
Qatar Petroleum, 3.30%, 07/12/51 ....... 1,015 1,015,000
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(f)
................. 1,205 1,294,525
5.75%, 05/15/24 .................. 6,544 7,343,581
5.63%, 03/01/25 .................. 10,870 12,423,728
5.88%, 06/30/26 .................. 2,204 2,609,000
5.00%, 03/15/27 .................. 579 668,595
4.20%, 03/15/28 .................. 1,017 1,148,529
Santos Finance Ltd., 5.25%, 03/13/29 ..... 600 682,529
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 902 1,276,085
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 3,645 3,964,393
TransCanada PipeLines Ltd., 4.63%, 03/01/34 411 487,519
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 3,912 4,967,838
4.00%, 03/15/28 .................. 4,054 4,586,813
3.95%, 05/15/50 .................. 466 520,706
Williams Cos., Inc. (The):
Series A, 7.50%, 01/15/31 ........... 495 685,758
7.75%, 06/15/31 .................. 374 519,520
113,875,115
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
2.10%, 04/30/27
(b)
................. 776 800,768
2.30%, 04/30/30
(b)
................. 1,784 1,822,147
8.88%, 05/15/31 .................. 165 260,422
Suzano Austria GmbH:
3.75%, 01/15/31 .................. 570 595,650
3.13%, 01/15/32 .................. 790 782,416
4,261,403
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.38%, 08/06/30 ........ 4,880 4,617,802
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 800 1,053,136
Johnson & Johnson, 3.50%, 01/15/48 ..... USD 596 694,220
Merck & Co., Inc.:
3.40%, 03/07/29 .................. 541 606,286
2.45%, 06/24/50 .................. 755 712,251
Pfizer, Inc.:
2.63%, 04/01/30 .................. 1,654 1,761,459
1.70%, 05/28/30 .................. 3,347 3,335,183
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 495 537,341
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 .................. 1,379 1,660,449
2.05%, 03/31/30 .................. 2,985 2,961,365
2.00%, 07/09/40 .................. EUR 2,215 2,823,445
20,762,937
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... USD 200 $ 217,688
MAF Global Securities Ltd., 4.75%, 05/07/24 . 232 252,184
469,872
Road & Rail — 0.9%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 .................. 1,030 1,463,508
4.45%, 03/15/43 .................. 406 510,765
3.30%, 09/15/51 .................. 3,123 3,410,448
Canadian Pacific Railway Co., 2.05%, 03/05/30 1,017 1,012,206
CSX Corp.:
2.40%, 02/15/30 .................. 1,289 1,325,073
4.30%, 03/01/48 .................. 1,496 1,815,434
4.75%, 11/15/48 .................. 1,081 1,398,258
4.25%, 11/01/66 .................. 408 503,141
DAE Funding LLC, 2.63%, 03/20/25
(b)
..... 850 863,706
ENA Master Trust, 4.00%, 05/19/48
(b)
...... 523 526,367
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 1,005 1,102,006
2.90%, 06/15/26 .................. 730 788,118
4.45%, 06/15/45 .................. 23 28,205
3.40%, 11/01/49 .................. 842 888,469
3.05%, 05/15/50 .................. 1,612 1,611,308
4.05%, 08/15/52 .................. 709 838,274
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 1,550 1,634,853
2.70%, 03/14/23 .................. 1,487 1,535,096
2.70%, 11/01/24 .................. 710 746,655
4.00%, 07/15/25 .................. 1,555 1,712,517
1.20%, 11/15/25 .................. 1,773 1,756,098
1.70%, 06/15/26 .................. 736 740,868
Ryder System, Inc.:
2.50%, 09/01/24 .................. 1,717 1,797,189
4.63%, 06/01/25 .................. 3,096 3,494,164
3.35%, 09/01/25 .................. 999 1,080,116
Union Pacific Corp.:
3.25%, 01/15/25 .................. 585 630,105
2.75%, 03/01/26 .................. 1,178 1,256,853
3.20%, 05/20/41 .................. 1,300 1,376,097
3.95%, 08/15/59 .................. 39 45,363
3.84%, 03/20/60 .................. 2,355 2,681,159
2.97%, 09/16/62 .................. 2,706 2,600,439
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,276 1,382,997
42,555,855
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc., 2.75%, 06/01/50 .... 984 976,547
Broadcom Corp., 3.88%, 01/15/27 ....... 3,281 3,625,432
Broadcom, Inc.:
3.15%, 11/15/25 .................. 1,154 1,236,834
4.11%, 09/15/28 .................. 834 938,198
4.75%, 04/15/29 .................. 1,038 1,207,461
5.00%, 04/15/30 .................. 2,353 2,776,003
4.15%, 11/15/30 .................. 1,292 1,448,868
3.42%, 04/15/33
(b)
................. 8,852 9,296,054
3.47%, 04/15/34
(b)
................. 2,792 2,953,251
Intel Corp., 3.73%, 12/08/47 ........... 2,636 3,010,153
KLA Corp.:
4.10%, 03/15/29 .................. 3,672 4,238,974
3.30%, 03/01/50 .................. 3,506 3,709,804
Lam Research Corp.:
3.75%, 03/15/26 .................. 5,152 5,769,179
4.88%, 03/15/49 .................. 1,602 2,160,398
2.88%, 06/15/50 .................. 497 500,176

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.:
3.20%, 09/16/26 .................. USD 515 $ 566,558
1.55%, 06/15/28 .................. 6,172 6,146,839
2.85%, 04/01/30 .................. 1,184 1,281,649
3.50%, 04/01/50 .................. 971 1,096,159
NXP BV
(b)
:
3.88%, 06/18/26 .................. 585 648,121
4.30%, 06/18/29 .................. 6,751 7,720,039
3.40%, 05/01/30 .................. 1,493 1,622,548
2.50%, 05/11/31 .................. 6,611 6,676,392
QUALCOMM, Inc.:
4.80%, 05/20/45 .................. 790 1,050,085
4.30%, 05/20/47 .................. 1,913 2,415,268
73,070,990
Software — 0.9%
Autodesk, Inc., 3.50%, 06/15/27 ......... 4,420 4,870,784
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 2,695 3,054,724
3.30%, 03/01/30 .................. 1,277 1,343,503
Microsoft Corp.:
2.53%, 06/01/50 .................. 2,257 2,217,460
2.92%, 03/17/52 .................. 3,292 3,493,957
Oracle Corp.:
3.90%, 05/15/35 .................. 2,544 2,832,994
3.80%, 11/15/37 .................. 2,558 2,805,225
6.13%, 07/08/39 .................. 387 535,765
3.60%, 04/01/40 .................. 7,525 7,937,054
3.65%, 03/25/41 .................. 4,332 4,593,465
4.13%, 05/15/45 .................. 5,855 6,523,987
4.00%, 07/15/46 .................. 1,339 1,451,975
3.60%, 04/01/50 .................. 1,517 1,557,735
4.38%, 05/15/55 .................. 531 611,333
salesforce.com, Inc., 3.05%, 07/15/61 ..... 215 217,842
44,047,803
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 4,605 5,030,135
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 635 624,650
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 4,624 5,116,262
2.50%, 04/15/26 .................. 820 869,884
1.30%, 04/15/28 .................. 1,569 1,530,508
3.65%, 04/05/29 .................. 1,432 1,601,779
2.63%, 04/01/31 .................. 520 537,303
15,310,521
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
2.38%, 02/08/41 .................. 1,020 988,943
3.85%, 05/04/43 .................. 1,727 2,052,259
4.65%, 02/23/46 .................. 379 502,905
2.55%, 08/20/60 .................. 2,713 2,530,902
Dell International LLC:
4.90%, 10/01/26 .................. 2,171 2,505,516
8.35%, 07/15/46 .................. 550 899,582
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 4,026 4,476,021
HP, Inc., 6.00%, 09/15/41 ............. 449 590,446
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 1,207 1,235,727
15,782,301
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)
........... 3,436 3,586,238
Tobacco — 0.6%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 623 704,888
Security
Par (000)
Par (000) Value
Tobacco (continued)
2.20%, 06/15/27 .................. EUR 944 $ 1,208,253
3.40%, 05/06/30 .................. USD 1,187 1,251,878
3.13%, 06/15/31 .................. EUR 2,880 3,927,696
2.45%, 02/04/32 .................. USD 3,472 3,357,708
5.80%, 02/14/39 .................. 1,472 1,818,429
3.40%, 02/04/41 .................. 1,968 1,876,373
6.20%, 02/14/59 .................. 563 728,163
BAT Capital Corp.:
3.22%, 09/06/26 .................. 1,075 1,140,483
2.73%, 03/25/31 .................. 6,444 6,362,015
4.76%, 09/06/49 .................. 64 69,348
3.98%, 09/25/50 .................. 937 912,581
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 2,989,469
Reynolds American, Inc., 5.85%, 08/15/45 ... USD 1,002 1,226,904
27,574,188
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26 ........ 3,853 3,855,978
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,975,372
5,831,350
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... 741 779,115
Wireless Telecommunication Services — 0.6%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 810 894,949
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(f)
256 256,973
T-Mobile USA, Inc.:
3.75%, 04/15/27 .................. 5,538 6,119,490
3.88%, 04/15/30 .................. 12,566 14,046,526
VEON Holdings BV, 3.38%, 11/25/27
(b)
..... 776 780,656
Vodafone Group plc, 5.25%, 05/30/48 ..... 3,672 4,838,468
26,937,062
Total Corporate Bonds — 34.4%
(Cost: $1,657,576,666) ............................ 1,703,082,062
Foreign Agency Obligations — 0.4%
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 .................. 2,553 2,814,938
6.88%, 04/29/30 .................. 1,409 1,695,393
Empresas Publicas de Medellin ESP
(b)
:
4.25%, 07/18/29 .................. 552 545,031
4.38%, 02/15/31 .................. 511 499,343
5,554,705
Mexico — 0.3%
Petroleos Mexicanos:
Series 13-2, 7.19%, 09/12/24 ......... MXN 211 1,000,144
6.88%, 10/16/25 .................. USD 1,369 1,510,349
5.35%, 02/12/28 .................. 790 774,951
6.50%, 01/23/29 .................. 2,872 2,972,520
6.84%, 01/23/30 .................. 4,349 4,476,208
5.63%, 01/23/46 .................. 69 56,140
6.35%, 02/12/48 .................. 319 270,257
7.69%, 01/23/50 .................. 1,998 1,915,582
6.95%, 01/28/60 .................. 174 153,772
13,129,923

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. USD 903 $ 920,778
Total Foreign Agency Obligations — 0.4%
(Cost: $19,143,781) ............................... 19,605,406
Foreign Government Obligations — 5.8%
China — 4.4%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 632,390 94,484,172
2.41%, 06/19/25 .................. 137,240 20,812,086
2.85%, 06/04/27 .................. 98,600 15,054,044
2.68%, 05/21/30 .................. 593,130 88,148,955
218,499,257
Colombia — 0.5%
Republic of Colombia:
3.88%, 04/25/27 .................. USD 4,080 4,334,490
4.50%, 03/15/29 .................. 7,725 8,407,214
3.13%, 04/15/31 .................. 7,228 7,059,949
5.20%, 05/15/49 .................. 2,736 2,992,158
22,793,811
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24 . 2,860 3,226,080
Indonesia — 0.1%
Republic of Indonesia:
4.10%, 04/24/28 .................. 3,006 3,395,465
2.85%, 02/14/30 .................. 1,500 1,552,313
6.50%, 02/15/31 .................. IDR 21,445,000 1,466,394
6,414,172
Mexico — 0.3%
United Mexican States:
2.66%, 05/24/31 .................. USD 9,845 9,613,027
4.50%, 01/31/50 .................. 5,242 5,567,332
15,180,359
Panama — 0.1%
Republic of Panama:
3.88%, 03/17/28 .................. 5,319 5,848,573
3.16%, 01/23/30 .................. 641 671,768
2.25%, 09/29/32 .................. 1,282 1,228,957
7,749,298
Peru — 0.1%
Republic of Peru, 4.13%
,
08/25/27 ........ 2,903 3,249,183
Philippines — 0.1%
Republic of Philippines, 3.00%
,
02/01/28 .... 6,085 6,559,082
Qatar — 0.0%
Qatar Petroleum, 3.13%
,
07/12/41 ........ 577 574,871
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
1,079 1,118,991
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 2,689 3,090,702
5.10%, 06/18/50 .................. 680 890,290
3,980,992
Total Foreign Government Obligations — 5.8%
(Cost: $278,902,660) .............................. 289,346,096
Security
Par (000)
Par (000) Value
Municipal Bonds — 0.7%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 1,925 $ 3,362,070
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,552,898
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 2,505 3,601,865
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 4,110 4,822,551
Series 2009, GO, 7.55%, 04/01/39 ...... 1,300 2,206,048
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 425 603,356
16,148,788
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 682 1,038,297
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 4,725 5,558,537
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 230 246,142
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 665 1,093,406
New York - 0.1%
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39 ..... 270 390,504
Series 2010E, RB, 6.81%, 11/15/40 ..... 730 1,061,522
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 440 683,254
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 320 430,544
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 2,229,135
4,794,959
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 765 1,401,763
Texas - 0.1%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 1,095 1,612,869
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 1,235 1,786,551
3,399,420
Total Municipal Bonds — 0.7%
(Cost: $29,600,916) ............................... 33,681,312
Non-Agency Mortgage-Backed Securities — 5.8%
Collateralized Mortgage Obligations — 1.0%
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)(f)
......... 11,577 11,689,973
Angel Oak Mortgage Trust
(a)(b)
:
Series 2020-3, Class A3, 2.87%, 04/25/65 . 1,538 1,563,465
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 907,809
Series 2020-4, Class A3, 2.81%, 06/25/65 . 657 666,065
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
....... 945 954,211

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 0.63%, 02/25/35
(a)
........... USD 229 $ 224,359
COLT Mortgage Loan Trust, Series 2020-3,
Class A3, 2.38%, 04/27/65
(a)(b)
......... 542 547,283
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, 3.39%,
04/25/65
(a)(b)
..................... 1,020 1,052,947
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 2,045,482
Homeward Opportunities Fund I Trust
(a)(b)
:
Series 2020-2, Class A2, 2.63%, 05/25/65 . 1,733 1,762,981
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,274,152
Imperial Fund Mortgage Trust, Series 2020-
NQM1, Class A3, 2.05%, 10/25/55
(a)(b)
.... 1,692 1,697,865
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
................ 974 987,600
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.43%, 04/16/36
(a)(b)
......... 2,636 2,436,851
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.87%,
11/25/34
(a)
...................... 325 326,704
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 310 326,263
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 370 363,266
Residential Mortgage Loan Trust
(a)(b)
:
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,532,345
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,726,430
Station Place Securitization Trust
(a)(b)
:
Series 2021-WL1, Class E, (LIBOR USD 1
Month + 2.00%), 2.09%, 01/26/54 .... 1,500 1,499,299
Series 2021-WL1, Class F, (LIBOR USD 1
Month + 2.50%), 2.59%, 01/26/54 .... 400 399,814
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 151 150,261
Verus Securitization Trust
(b)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 3,051,355
Series 2020-4, Class A3, 2.32%, 05/25/65
(f)
1,432 1,452,795
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 684,675
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,714,784
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 930,819
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 1,044,588
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 2,103,800
Vista Point Securitization Trust
(a)(b)
:
Series 2020-1, Class A1, 1.76%, 03/25/65 . 1,896 1,914,249
Series 2020-2, Class A3, 2.50%, 04/25/65 . 1,503 1,517,014
48,549,504
Commercial Mortgage-Backed Securities — 4.4%
1211 Avenue of the Americas Trust
(a)(b)
:
Series 2015-1211, Class C, 4.28%, 08/10/35 100 107,853
Series 2015-1211, Class D, 4.28%, 08/10/35 1,401 1,482,922
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.61%, 09/15/34
(a)(b)
.......... 640 639,232
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.17%,
04/15/34
(a)(b)
..................... 587 587,176
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.11%, 12/13/29
(a)(b)
.............. USD 2,390 $ 2,389,367
Arbor Multifamily Mortgage Securities Trust
(b)
:
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 934,243
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 498,825
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.17%, 04/15/35
(a)(b)
................ 174 173,335
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
2.02%, 12/15/36
(a)(b)
................ 4,050 4,019,429
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.07%, 11/15/33 .... 1,480 1,448,022
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.57%, 11/15/32 .... 1,450 1,259,296
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.07%, 11/15/32 .... 1,490 1,237,937
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 1.42%, 09/15/34 .... 1,000 998,799
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.77%, 09/15/34 .... 830 826,889
BANK:
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 268,147
Series 2020-BN28, Class D, 2.50%,
03/15/63
(b)
.................... 767 696,746
Series 2021-BN32, Class A5, 2.64%,
04/15/54 ..................... 1,710 1,798,372
Series 2021-BN33, Class A5, 2.56%,
05/15/64 ..................... 12,600 13,153,187
Barclays Commercial Mortgage Trust, Series
2019-C3, Class B, 4.10%, 05/15/52 ..... 2,970 3,352,434
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.57%, 11/25/35 .... 264 250,250
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 01/25/36 .... 1,969 1,888,424
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.44%, 12/25/36 .... 441 424,245
BBCMS Mortgage Trust:
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 2,203,684
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 0.79%, 03/15/37
(a)(b)
.. 232 230,554
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.52%, 03/15/37
(a)(b)
.. 600 582,839
Series 2019-BWAY, Class D, (LIBOR USD 1
Month + 2.16%), 2.23%, 11/15/34
(a)(b)
.. 233 226,017
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 1,005 1,067,987
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
................ 260 219,966
Bear Stearns Commercial Mortgage Securities
Trust
(a)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ..................... 86 85,113
Series 2007-T26, Class AM, 5.51%,
01/12/45 ..................... 171 169,608
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.21%, 04/10/51
(a)
(b)
.......................... 130 121,532
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,263,661
Series 2018-B5, Class C, 4.76%, 07/15/51
(a)
2,690 3,035,306
Series 2019-B10, Class 3CCA, 4.03%,
03/15/62
(a)(b)
................... 823 884,383

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-B16, Class C, 3.66%,
02/15/53
(a)
.................... USD 126 $ 132,578
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
.................... 14 12,466
Series 2021-B25, Class A5, 2.58%, 04/15/54 580 606,638
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 419 448,422
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,948,713
Series 2013-1515, Class E, 3.72%, 03/10/33 100 103,383
BX Commercial Mortgage Trust
(b)
:
Series 2018-BIOA, Class D, (LIBOR USD 1
Month + 1.32%), 1.39%, 03/15/37
(a)
... 370 370,456
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.52%, 10/15/36
(a)
... 3,838 3,842,052
Series 2020-BXLP, Class D, (LIBOR USD 1
Month + 1.25%), 1.32%, 12/15/36
(a)
... 1,718 1,717,763
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
.................... 1,450 1,533,977
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.................... 180 195,467
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,856 4,050,244
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 1.43%, 05/15/38
(a)
... 3,600 3,598,920
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 71 76,486
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,832 1,960,093
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 1.50%, 06/15/38
(a)
... 3,030 3,033,633
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 3.05%, 06/15/23
(a)
... 2,110 2,109,996
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 210 221,338
Series 2017-GM, Class D, 3.54%, 06/13/39 140 147,554
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.82%, 12/15/37
(a)(b)
.......... 815 815,763
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 280 309,460
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 486,133
Series 2018-CD7, Class C, 5.01%,
08/15/51
(a)
.................... 4,250 4,742,819
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 121,131
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 733,949
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 410 425,807
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 840 872,399
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 1.57%, 06/15/34
(a)(b)
.......... 1,600 1,596,301
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%,
05/10/35
(a)(b)
................... 245 251,166
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
.................... 120 129,598
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 253,845
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... 110 112,988
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-P3, Class C, 5.05%, 04/15/49
(a)
USD 121 $ 127,845
Series 2016-P3, Class D, 2.80%, 04/15/49
(a)
(b)
.......................... 29 21,789
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 318,886
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 536,048
Series 2019-C7, Class A4, 3.10%, 12/15/72 260 282,717
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.................... 1,800 1,867,203
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 490 460,842
Series 2014-CR15, Class C, 4.86%,
02/10/47
(a)
.................... 853 917,627
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 110 116,328
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 302 320,963
Series 2015-CR24, Class B, 4.53%,
08/10/48
(a)
.................... 1,892 2,076,114
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 75 72,866
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 220,049
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
................... 440 426,210
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 929 879,156
Series 2021-LBA, Class A, (LIBOR USD 1
Month + 0.69%), 0.76%, 03/15/38
(a)(b)
.. 4,430 4,434,119
Credit Suisse Mortgage Capital Certificates
(a)(b)
:
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 1.30%, 05/15/36 .... 4,240 4,245,312
Series 2020-NET, Class D, 3.83%, 08/15/37 600 629,963
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 291,505
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,284,811
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 558,251
Series 2016-C5, Class C, 4.78%, 11/15/48
(a)
1,410 1,521,142
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
.................... 90 103,010
Series 2018-CX12, Class C, 4.92%,
08/15/51
(a)
.................... 268 295,754
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 991,386
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 649 678,009
Series 2019-C17, Class C, 3.93%, 09/15/52 672 715,891
Series 2019-C17, Class D, 2.50%,
09/15/52
(b)
.................... 168 150,456
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,616,526
Series 2020-C19, Class A3, 2.56%, 03/15/53 1,415 1,468,246
CSMC Trust
(b)
:
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
.................... 370 393,693
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.02%, 12/15/30
(a)
... 530 526,899
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 236,729
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.83%), 1.05%,
06/15/33
(a)(b)
..................... 610 610,194
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 258,409
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,150,850

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34
(a)
... USD 360 $ 375,413
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 1.46%, 07/15/38 .... 5,590 5,609,212
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.33%, 07/15/38 .... 5,570 5,596,770
GCT Commercial Mortgage Trust
(a)(b)
:
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 0.87%, 02/15/38 .... 410 410,488
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 1.77%, 02/15/38 .... 2,060 2,059,999
GS Mortgage Securities Corp. II
(b)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 800 911,962
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(a)
.................... 250 234,551
GS Mortgage Securities Corp. Trust
(b)
:
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 568,210
Series 2019-BOCA, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 06/15/38
(a)
... 317 317,589
Series 2019-SOHO, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 06/15/36
(a)
... 760 759,985
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 2.57%, 11/15/37
(a)
... 1,800 1,811,977
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 3.77%, 11/15/37
(a)
... 300 303,902
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
................... 380 390,476
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
.................... 400 409,193
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
.................... 170 182,115
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 164,889
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 150 138,863
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 50 44,786
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(a)
.................... 110 116,821
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,890,343
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 466,727
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(a)
.................... 730 751,729
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2021-MHC, Class
D, (LIBOR USD 1 Month + 1.70%), 1.77%,
04/15/38
(a)(b)
..................... 1,550 1,553,381
JPMBB Commercial Mortgage Securities
Trust
(a)
:
Series 2014-C22, Class B, 4.70%, 09/15/47 2,772 2,886,042
Series 2015-C33, Class D1, 4.27%,
12/15/48
(b)
.................... 553 546,391
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.77%,
03/15/50
(a)(b)
................... 248 253,459
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 296,708
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 98,519
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 418,356
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... USD 219 $ 228,409
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 229,441
JPMorgan Chase Commercial Mortgage
Securities Corp.
(b)
:
Series 2018-AON, Class A, 4.13%, 07/05/31 642 680,967
Series 2018-AON, Class D, 4.77%,
07/05/31
(a)
.................... 323 337,484
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.38%, 06/15/45
(a)(b)
. 58 57,860
Series 2015-JP1, Class C, 4.89%,
01/15/49
(a)
.................... 730 797,441
Series 2015-JP1, Class D, 4.39%,
01/15/49
(a)
.................... 770 715,368
Series 2015-JP1, Class E, 4.39%, 01/15/49
(a)
(b)
.......................... 199 168,919
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(b)
................... 193 205,770
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 0.91%), 2.56%, 06/15/35
(a)(b)
.. 1,832 1,836,550
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 1,051,995
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.84%, 10/15/33
(a)(b)
.. 1,300 1,304,470
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 300 306,661
Manhattan West Mortgage Trust, Series 2020-
1MW, Class D, (LIBOR USD 1 Month +
0.00%), 2.41%, 09/10/39
(a)(b)
.......... 267 264,908
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C14, Class C, 5.22%,
02/15/47
(a)
.................... 1,160 1,242,814
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 271,657
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
................... 116 117,239
Series 2015-C25, Class B, 4.68%,
10/15/48
(a)
.................... 620 685,860
Series 2015-C25, Class C, 4.68%,
10/15/48
(a)
.................... 320 344,468
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 176 171,935
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 585 609,456
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... 301 308,610
Series 2014-150E, Class D, 4.44%,
09/09/32
(a)(b)
................... 642 657,761
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 3,620,661
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
121 128,731
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 2,056,652
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,360 1,156,000
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 42,740
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
220 249,182
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 271,823
Series 2018-H4, Class C, 5.24%, 12/15/51
(a)
150 163,236
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 135,811
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
.......................... 3,761 4,248,432
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 07/15/35
(a)(b)
.. 300 300,181

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-L2, Class A4, 4.07%, 03/15/52 USD 347 $ 398,266
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
29 26,679
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.02%, 06/15/35
(a)
... 176 173,399
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 992,442
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 304,863
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 931,574
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (LIBOR GBP 3 Month
+ 2.10%), 2.19%, 05/17/29
(a)(b)
......... GBP 260 357,786
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
..................... USD 460 455,593
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 8,060 8,395,610
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 1.60%,
06/15/26
(a)(b)
..................... 3,400 3,399,999
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,327,860
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.21%, 08/10/49
(a)
(b)
............................ 130 133,156
VMC Finance LLC, Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.10%), 1.18%,
06/16/36
(a)(b)
..................... 6,890 6,900,799
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a)(b)
................ 710 729,087
Wells Fargo Commercial Mortgage Trust:
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 1.50%, 01/15/59
(a)
.. 685 681,770
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 1.12%, 06/15/49
(a)(b)
. 390 394,337
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 200 223,148
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(a)
.................... 2,137 2,297,071
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
................... 120 113,337
Series 2017-C41, Class B, 4.19%,
11/15/50
(a)
.................... 3,000 3,233,857
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
.................... 1,500 1,651,929
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.92%, 12/13/31
(a)(b)
.. 397 391,312
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
................... 210 233,624
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 83 73,564
Series 2018-C45, Class C, 4.73%, 06/15/51 309 343,622
Series 2018-C46, Class B, 4.63%, 08/15/51 429 492,765
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
.................... 766 896,101
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,936,897
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
.................... 1,270 1,433,913
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,978,973
Series 2019-C50, Class C, 4.35%, 05/15/52 416 444,941
Series 2019-C52, Class C, 3.56%, 08/15/52 94 98,989
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 2.16%, 02/15/37
(a)(b)
.. 720 698,322
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 3.57%, 05/15/31
(a)(b)
.. USD 1,890 $ 1,894,734
217,871,783
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(b)
.......... 11,000 112,427
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ..................... 4,185 136,101
Series 2017-BNK3, Class XD, 1.43%,
02/15/50
(b)
.................... 2,000 119,720
BANK:
Series 2019-BN20, Class XA, 0.96%,
09/15/62 ..................... 2,462 143,307
Series 2019-BN20, Class XB, 0.46%,
09/15/62 ..................... 8,371 238,567
Series 2021-BN33, Class XA, 1.18%,
05/15/64 ..................... 12,308 1,007,137
Series 2021-BN33, Class XB, 0.59%,
05/15/64 ..................... 81,230 3,529,443
Barclays Commercial Mortgage Trust, Series
2019-C3, Class XA, 1.50%, 05/15/52 .... 2,187 192,682
BBCMS Mortgage Trust, Series 2020-C7, Class
XA, 1.74%, 04/15/53 ............... 1,812 190,115
BBCMS Trust, Series 2015-SRCH, Class XA,
1.11%, 08/10/35
(b)
................. 7,115 317,470
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 65,905 1,325,455
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.26%,
08/15/57 ..................... 12,309 887,342
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.21%, 03/15/52 .... 3,055 205,024
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.65%, 03/15/53
(c)
... 1,560 60,603
Series 2020-B20, Class XA, 1.74%,
10/15/53 ..................... 5,099 552,812
Series 2020-B21, Class XA, 1.57%,
12/17/53 ..................... 1,889 205,227
Series 2021-B23, Class XA, 1.39%,
02/15/54 ..................... 5,803 550,952
Series 2021-B24, Class XA, 1.27%,
03/15/54 ..................... 19,434 1,677,617
Series 2021-B25, Class XA, 1.23%,
04/15/54 ..................... 3,358 291,199
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 .... 2,030 66,056
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
... 10,100 655,223
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.15%,
03/10/46 ..................... 14,466 123,530
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 40,878 139,394
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 76,313
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.22%,
11/15/50 ..................... 3,170 45,476
Series 2019-C16, Class XA, 1.72%,
06/15/52 ..................... 6,768 676,477
Series 2019-C17, Class XA, 1.51%,
09/15/52 ..................... 5,731 497,827
Series 2019-C17, Class XB, 0.70%,
09/15/52 ..................... 4,040 165,034

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
........... USD 5,975 $ 132,884
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50 ....................... 3,040 146,528
GS Mortgage Securities Trust:
Series 2019-GSA1, Class XA, 0.96%,
11/10/52 ..................... 9,762 576,385
Series 2020-GSA2, Class XA, 1.85%,
12/12/53
(b)
.................... 8,231 1,057,098
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.98%,
09/15/47 ....................... 929 20,489
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 61,114
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-LC11, Class XB, 0.65%,
04/15/46 ..................... 4,040 36,726
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 143,340
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.34%,
02/15/36
(b)
...................... 2,920 186,833
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.32%,
06/15/50
(b)
.................... 3,030 317,514
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 266,231
Series 2019-L2, Class XA, 1.19%, 03/15/52 2,044 133,220
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
....... 10,700 228,659
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 17,050 17,732
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 3,410 —
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.63%,
10/15/52 ..................... 6,778 649,818
Series 2019-C18, Class XA, 1.17%,
12/15/52 ..................... 7,260 475,990
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
.................... 1,180 63,767
Series 2019-C50, Class XA, 1.58%,
05/15/52 ..................... 13,210 1,141,558
Series 2020-C58, Class XA, 2.01%,
07/15/53 ..................... 3,827 526,582
20,370,998
Total Non-Agency Mortgage-Backed Securities — 5.8%
(Cost: $283,324,768) .............................. 286,792,285
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)(i)
....... 16,030 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Security
Par (000)
Pa r (000) Value
Capital Trusts — 0.5%
(a)(d)
Banks — 0.2%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ USD 2,700 $ 3,090,312
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 5,817 6,013,324
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 1,308 1,335,795
10,439,431
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The):
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 3,100 3,227,875
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 1,874 2,064,586
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 3,200 3,273,600
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.72% ....................... 370 370,296
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 3,780 4,006,800
12,943,157
Total Capital Trusts — 0.5%
(Cost: $22,573,892) ............................... 23,382,588
U.S. Government Sponsored Agency Securities — 37.5%
(j)
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 2,170,212
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23 .. 104 109,414
Series 2996, Class MK, 5.50%, 06/15/35 .. 4 5,058
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................. 14,233 1,196,857
Federal National Mortgage Association:
Series 2005-29, Class WB, 4.75%, 04/25/35 46 49,052
Series 2005-62, Class CQ, 4.75%, 07/25/35 —
(k)
282
1,360,663
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes:
Series 2018-K80, Class B,
4.37%, 08/25/50
(b)
............... 340 386,127
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ................ 302 327,785
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 .............. 2,526 2,763,749
3,477,661

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KL06, Class XFX, 1.36%, 12/25/29 ...... USD 1,480 $ 135,292
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K099, Class X1, 1.00%, 09/25/29 .. 3,359 217,374
Series K105, Class X1, 1.64%, 03/25/53 .. 15,234 1,744,273
Series K110, Class X1, 1.81%, 04/25/30 .. 10,186 1,301,017
Series K111, Class X1, 1.68%, 05/25/30 .. 4,361 530,574
Series K113, Class X1, 1.49%, 06/25/30 .. 16,599 1,795,658
Series K115, Class X1, 1.43%, 06/25/30 .. 35,678 3,729,706
Series K120, Class X1, 1.13%, 10/25/30 .. 41,274 3,406,351
Series K121, Class X1, 1.12%, 11/25/53 .. 3,097 252,600
Series K122, Class X1, 0.97%, 11/25/30 .. 38,612 2,761,180
Series KL05, Class X1P, 1.02%, 06/25/29 . 13,486 905,935
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2012-23, 0.17%, 06/16/53 ....... 479 2,838
Series 2013-30, 0.61%, 09/16/53 ....... 1,668 31,438
Series 2013-63, 0.76%, 09/16/51 ....... 2,600 73,990
Series 2013-78, 0.47%, 10/16/54 ....... 1,862 37,030
Series 2013-191, 0.65%, 11/16/53 ...... 727 13,829
Series 2015-22, 0.55%, 03/16/55 ....... 1,414 37,766
Series 2015-37, 0.67%, 10/16/56 ....... 266 10,120
Series 2015-48, 0.61%, 02/16/50 ....... 844 25,421
Series 2016-26, 0.76%, 02/16/58 ....... 4,887 199,657
Series 2016-92, 0.81%, 04/16/58 ....... 694 32,189
Series 2016-96, 0.84%, 12/16/57 ....... 1,272 64,608
Series 2016-110, 0.94%, 05/16/58 ...... 2,763 149,681
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 1,149 72,628
Series 2016-152, 0.78%, 08/15/58 ...... 1,959 102,937
Series 2016-165, 0.81%, 12/16/57 ...... 614 31,786
17,665,878
Mortgage-Backed Securities — 37.0%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 4,737 4,981,576
3.00%, 09/01/27 - 12/01/46 ........... 5,652 5,998,815
3.50%, 04/01/42 - 01/01/48 ........... 5,832 6,364,808
4.00%, 08/01/40 - 12/01/45 ........... 2,369 2,599,382
4.50%, 02/01/39 - 04/01/49 ........... 19,879 21,960,867
5.00%, 07/01/35 - 11/01/48 ........... 2,875 3,269,924
5.50%, 05/01/36 - 06/01/41 ........... 1,764 2,048,387
6.00%, 06/01/29 - 12/01/32 ........... 4 4,345
8.00%, 11/01/22 .................. —
(k)
45
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 126 137,208
7.00%, 06/01/32 .................. 8 8,994
Government National Mortgage Association:
2.00%, 07/15/51
(j)
................. 64,456 65,644,410
2.50%, 07/15/51
(j)
................. 64,133 66,367,428
3.00%, 12/20/44 - 02/15/45 ........... 578 604,955
3.00%, 07/15/51 - 08/15/51
(j)
.......... 138,182 144,160,354
3.50%, 01/15/42 - 04/20/48 ........... 31,242 33,297,496
3.50%, 07/15/51
(j)
................. 26,049 27,345,323
4.00%, 04/20/39 - 05/20/50 ........... 14,821 16,001,860
4.00%, 07/15/51
(j)
................. 14,315 15,116,304
4.50%, 12/20/39 - 04/20/50 ........... 12,321 13,417,044
4.50%, 07/15/51
(j)
................. 3,023 3,221,384
5.00%, 12/15/38 - 07/20/41 ........... 3,193 3,631,094
5.50%, 03/15/32 - 11/15/33 ........... 3 3,667
6.00%, 12/15/36 .................. 44 49,006
7.50%, 11/15/29 .................. —
(k)
327
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
1.50%, 07/25/36
(j)
................. USD 30,392 $ 30,758,248
2.00%, 10/01/31 - 03/01/32 ........... 2,604 2,695,644
2.00%, 07/25/36 - 09/25/51
(j)
.......... 401,223 405,323,317
2.50%, 09/01/27 - 12/01/35 ........... 26,418 27,829,198
2.50%, 07/25/36 - 08/25/51
(j)
.......... 352,110 363,831,957
3.00%, 04/01/28 - 08/01/50 ........... 94,701 101,032,805
3.00%, 07/25/36 - 07/25/51
(j)
.......... 15,005 15,713,180
3.50%, 08/01/27 - 08/01/50 ........... 86,086 92,731,571
3.50%, 07/25/51
(j)
................. 31,528 33,186,757
4.00%, 08/01/33 - 09/01/50 ........... 59,373 64,565,188
4.00%, 03/01/51
(l)
................. 106,455 113,153,576
4.00%, 07/25/51 - 08/25/51
(j)
.......... 46,500 49,531,476
4.50%, 02/01/25 - 12/01/49 ........... 51,894 57,639,506
4.50%, 07/25/51
(j)
................. 1,541 1,657,779
5.00%, 11/01/32 - 05/01/49 ........... 6,311 7,043,456
5.00%, 07/25/51
(j)
................. 13,305 14,581,448
5.50%, 10/01/21 - 04/01/41 ........... 4,108 4,742,034
6.00%, 07/01/21 - 06/01/41 ........... 5,873 6,899,496
6.50%, 05/01/40 .................. 1,258 1,487,489
1,830,639,128
Total U.S. Government Sponsored Agency Securities — 37.5%
(Cost: $1,847,523,886) ............................ 1,855,313,542
U.S. Treasury Obligations — 22.7%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 4,474 6,152,311
4.50%, 08/15/39 .................. 1,764 2,487,102
4.38%, 11/15/39 .................. 1,764 2,453,958
4.63%, 02/15/40 .................. 2,710 3,890,120
1.13%, 05/15/40 - 08/15/40 ........... 29,168 25,136,891
3.88%, 08/15/40 .................. 2,710 3,562,909
1.38%, 11/15/40 .................. 14,584 13,100,534
3.13%, 02/15/43 .................. 6,784 8,105,820
2.88%, 05/15/43 - 11/15/46 ........... 13,320 15,387,975
3.63%, 08/15/43 .................. 6,784 8,737,580
3.75%, 11/15/43 .................. 6,784 8,905,060
2.50%, 02/15/45 .................. 36,899 39,922,988
2.75%, 11/15/47 .................. 36,899 42,004,323
3.00%, 02/15/48
(l) (m )
................ 43,435 51,775,877
2.25%, 08/15/49 .................. 9,235 9,566,883
U.S. Treasury Notes:
1.13%, 07/31/21 - 02/15/31 ........... 30,975 30,954,806
1.75%, 07/31/21 - 11/15/29 ........... 210,664 216,554,613
1.50%, 01/31/22 - 02/15/30 ........... 142,073 145,696,589
2.13%, 12/31/22 - 05/15/25 ........... 40,484 42,323,498
0.50%, 03/15/23 - 05/31/27 ........... 87,883 87,146,744
0.13%, 03/31/23 - 05/31/23 ........... 25,683 25,635,513
0.25%, 04/15/23 .................. 55,882 55,912,561
2.75%, 05/31/23 .................. 13,062 13,688,568
2.00%, 02/15/25 .................. 16,322 17,138,100
0.38%, 04/30/25 - 12/31/25 ........... 106,001 104,704,381
0.75%, 05/31/26 .................. 10,210 10,151,771
1.63%, 11/30/26 - 05/15/31 ........... 32,179 33,199,448
2.38%, 05/15/27 - 05/15/29 ........... 16,772 18,076,452
2.25%, 08/15/27
(m)
................. 45,063 48,192,766
1.25%, 03/31/28 - 05/31/28 ........... 13,368 13,410,645
2.88%, 08/15/28 .................. 3,916 4,355,173
3.13%, 11/15/28 .................. 5,507 6,230,009

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.63%, 02/15/29 .................. USD 8,146 $ 8,932,598
Total U.S. Treasury Obligations — 22.7%
(Cost: $1,123,975,852) ............................ 1,123,494,566
Total Long-Term Investments — 115.5%
(Cost: $5,646,020,919) ............................ 5,719,117,408
Shares
Shares
Short-Term Securities — 8.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(n)(o)
.................. 435,007,131 435,007,131
Total Short-Term Securities — 8.8%
(Cost: $435,007,131) .............................. 435,007,131
Total Options Purchased — 0.3%
(Cost: $5,966,172) ............................... 14,324,863
Total Investments Before Options Written and TBA Sale
Commitments — 124.6%
(Cost: $6,086,994,222 ) ............................ 6,168,449,402
Total Options Written — (0.3)%
(Premium Received — $17,097,157) ................... (15,946,709)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (8.8)%
(j)
Mortgage-Backed Securities — (8.8)%
Government National Mortgage Association:
2.50% ,  07/15/51 .................. USD 142 $ (146,948)
3.00% ,  07/15/51 .................. 4,568 (4,766,155)
4.00% ,  07/15/51 .................. 1,201 (1,268,228)
Uniform Mortgage-Backed Securities:
3.00% ,  07/25/36 - 07/25/51 ........... 12,545 (13,084,443)
3.50% ,  07/25/36 .................. 3,339 (3,566,020)
2.00% ,  07/25/51 - 08/25/51 ........... 183,832 (185,397,054)
2.50% ,  07/25/51 .................. 97,491 (100,835,081)
4.00% ,  07/25/51 - 08/25/51 ........... 117,727 (125,376,836)
4.50% ,  07/25/51 .................. 171 (183,959)
Total TBA Sale Commitments — (8.8)%
(Proceeds: $434,917,119) .......................... (434,624,724)
Total Investments Net of Options Written and TBA Sale
Commitments — 115.5%
(Cost: $5,634,979,946 ) ............................ 5,717,877,969
Liabilities in Excess of Other Assets — (15.5)% ............ (767,697,595)
Net Assets — 100.0% ............................... $ 4,950,180,374
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Perpetual security with no stated maturity date.
(e)
Zero-coupon bond.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Represents or includes a TBA transaction.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 364,094,477 $ 70,912,654 $ — $ — $ — $ 435,007,131 435,007,131 $ 78,809 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 1,063 09/21/21 $ 170,678 $ 4,669,431
U.S. Treasury Ultra Bond .................................................... 812 09/21/21 156,310 6,267,595
U.S. Treasury 2 Year Note .................................................... 1,317 09/30/21 290,162 (447,580)
U.S. Treasury 5 Year Note .................................................... 847 09/30/21 104,505 (356,609)
10,132,837
Short Contracts
Euro-Bund .............................................................. 48 09/08/21 9,824 (69,677)
Euro- Buxl ............................................................... 93 09/08/21 22,412 (432,218)
U.S. Treasury 10 Year Note ................................................... 1,108 09/21/21 146,723 (367,633)
U.S. Treasury 10 Year Ultra Note ............................................... 2,250 09/21/21 330,891 (5,384,206)
(6,253,734)
$ 3,879,103
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 17,076,081 USD 3,300,000 UBS AG 07/02/21 $ 133,206
USD 1,850,000 BRL 9,187,100 Bank of America NA 07/02/21 2,901
KZT 112,771,600 USD 257,000 Deutsche Bank AG 07/15/21 6,421
CLP 1,102,600,000 USD 1,480,000 Barclays Bank plc 07/21/21 20,644
MXN 30,357,783 USD 1,480,000 BNP Paribas SA 07/21/21 39,268
PLN 4,247,467 USD 1,110,000 Citibank NA 07/21/21 4,059
USD 2,168,438 EUR 1,820,000 Commonwealth Bank of Australia 07/21/21 9,495
USD 1,100,000 JPY 121,268,070 ANZ Banking Group Ltd. 07/21/21 8,257
USD 1,850,000 ZAR 26,233,148 Citibank NA 07/21/21 17,380
USD 1,850,000 BRL 9,155,428 Citibank NA 08/03/21 15,775
MXN 74,485,668 USD 3,592,978 UBS AG 08/24/21 118,629
USD 39,677,507 CNY 257,336,410 HSBC Bank plc 08/24/21 45,227
USD 955,970 CNY 6,190,000 Morgan Stanley & Co. International plc 08/24/21 2,651
USD 1,574,422 IDR 22,830,690,199 Standard Chartered Bank 08/24/21 16,935
USD 2,822,303 MXN 56,200,521 Barclays Bank plc 08/24/21 21,841
USD 1,337,189 MXN 26,481,458 State Street Bank and Trust Co. 08/24/21 17,623
MXN 481,039,000 USD 23,363,883 Citibank NA 09/15/21 534,979
USD 1,189,699 AUD 1,538,000 Commonwealth Bank of Australia 09/15/21 35,899
USD 1,163,296 CAD 1,408,000 Bank of America NA 09/15/21 27,482
USD 77,170,431 CNY 495,904,907 Citibank NA 09/15/21 918,920
USD 5,226,462 CNY 33,966,775 Deutsche Bank AG 09/15/21 3,650
USD 11,630,160 CNY 75,599,718 Goldman Sachs International 09/15/21 5,769
USD 49,634,479 EUR 40,945,000 BNP Paribas SA 09/15/21 1,006,968
USD 2,210,834 EUR 1,847,000 Morgan Stanley & Co. International plc 09/15/21 17,281
USD 1,706,468 EUR 1,433,000 Royal Bank of Canada 09/15/21 4,594
USD 24,119,243 MXN 481,039,000 Royal Bank of Canada 09/15/21 220,380
3,256,234
USD 1,450,000 BRL 7,743,866 Natwest Markets plc 07/02/21 (106,931)
COP 5,483,467,500 USD 1,470,000 BNP Paribas SA 07/21/21 (10,257)
IDR 15,714,000,000 USD 1,080,000 Barclays Bank plc 07/21/21 (2,978)
JPY 121,452,375 USD 1,100,000 Morgan Stanley & Co. International plc 07/21/21 (6,597)
MXN 43,698,878 USD 2,210,000 Bank of America NA 07/21/21 (23,071)
PLN 4,200,880 USD 1,110,000 State Street Bank and Trust Co. 07/21/21 (8,161)
USD 1,480,000 CLP 1,092,832,000 Barclays Bank plc 07/21/21 (7,350)
USD 1,110,000 KRW 1,256,464,500 Citibank NA 07/21/21 (1,871)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,480,000 MXN 30,685,109 State Street Bank and Trust Co. 07/21/21 $ (55,649)
USD 1,110,000 PLN 4,256,041 Morgan Stanley & Co. International plc 07/21/21 (6,308)
BRL 9,216,330 USD 1,850,000 Bank of America NA 08/03/21 (3,573)
CNY 25,723,614 USD 4,003,738 Goldman Sachs International 08/24/21 (42,054)
USD 603,313 MXN 12,125,234 Royal Bank of Canada 08/24/21 (885)
USD 4,621,013 CNY 30,098,507 HSBC Bank plc 09/15/21 (7,005)
USD 25,416,218 CNY 165,302,000 Morgan Stanley & Co. International plc 09/15/21 (1,008)
(283,698)
$ 2,972,536
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 132 07/23/21 USD 131.00 USD 13,200 $ 14,438
90-day Eurodollar September 2021 Futures .......... 3,442 09/10/21 USD 99.75 USD 860,500 1,054,113
90-day Eurodollar September 2021 Futures .......... 10,528 09/10/21 USD 99.38 USD 2,632,000 10,133,199
90-day Eurodollar December 2021 Futures .......... 14,697 12/10/21 USD 99.38 USD 3,674,250 3,123,113
$ 14,324,863
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 88 07/23/21 USD 133.50 USD 8,800 $ (15,125)
Put
U.S. Treasury 10 Year Note ...................... 66 07/23/21 USD 129.00 USD 6,600 (1,031)
90-day Eurodollar September 2021 Futures ........... 3,442 09/10/21 USD 99.50 USD 860,500 (215,125)
90-day Eurodollar September 2021 Futures ........... 4,720 09/10/21 USD 99.00 USD 1,180,000 (1,445,500)
90-day Eurodollar September 2021 Futures ........... 5,808 09/10/21 USD 99.13 USD 1,452,000 (2,722,499)
(4,384,155)
$ (4,399,280)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/20/21 1.68 % USD 89,522 $ (2,292,272)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 89,522 (2,541,237)
10-Year Interest Rate Swap
(a)
1.70% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/03/21 1.70 USD 44,762 (1,204,349)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 11/03/21 1.75 USD 44,762 (1,368,154)
10-Year Interest Rate Swap
(a)
1.56% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 26,913 (537,198)
(7,943,210)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Deutsche Bank AG 10/20/21 1.68 % USD 89,522 $ (736,023)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 89,522 (644,782)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual Citibank NA 11/03/21 1.70 USD 44,762 (395,458)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 11/03/21 1.75 USD 44,762 (336,109)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 26,913 (452,187)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 79,370 (1,039,660)
(3,604,219)
$ (11,547,429)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.74% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 34,501 $ 12,558 $ — $ 12,558
0.72% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 34,501 15,294 — 15,294
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 23,889 6,298 — 6,298
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 55,734 (5,312) — (5,312)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 17,676 (10,084) — (10,084)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 (90,984) — (90,984)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 (238,158) — (238,158)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 (146,079) — (146,079)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 79,370 (697,735) (5,664) (692,071)
$ (1,154,202) $ (5,664) $ (1,148,538)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.46% At Termination 03/24/31 USD 1,622 $ (21,588) $ — $ (21,588)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 40,857 (396,339) — (396,339)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 21,450 235,057 — 235,057
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 21,450 243,483 — 243,483
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 3,200 (299,980) — (299,980)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 900 (84,766) — (84,766)
UK Retail Price Index All
Items Monthly At Termination 3.53% At Termination 03/15/41 GBP 194 (5,507) — (5,507)
$ (329,640) $ — $ (329,640)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Chile .......... 1.00 % Quarterly Goldman Sachs International 06/20/26 USD 1,076 $ (22,053) $ (21,318) $ (735)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 1,100 18,759 19,442 (683)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 440 7,503 7,910 (407)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 997 17,003 16,084 919
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 996 16,985 17,001 (16)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 1,625 27,712 28,880 (1,168)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 970 16,542 19,276 (2,734)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 970 16,542 18,597 (2,055)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 970 16,542 18,119 (1,577)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 970 16,542 19,288 (2,746)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 877 14,956 17,438 (2,482)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 390 6,651 7,296 (645)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 970 16,542 19,276 (2,734)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 2,302 (29,068) (12,629) (16,439)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,457 (4,827) (3,508) (1,319)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 760 (2,518) (1,644) (874)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 760 (2,518) (1,644) (874)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (1,853) (1,791)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) — (3,644)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (2,384) (1,260)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (1,055) (2,589)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (527) (3,117)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 760 (2,518) (1,644) (874)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (791) (2,853)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,823 (6,040) 437 (6,477)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (2,118) (1,526)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 760 (2,518) (1,096) (1,422)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 1,100 (3,644) (3,170) (474)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 770 (2,551) (1,110) (1,441)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 913 (3,025) (877) (2,148)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 760 (2,518) (1,096) (1,422)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 1,100 (3,644) (1,058) (2,586)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 1,100 (3,644) (1,322) (2,322)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 670 (2,220) (1,936) (284)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 680 (2,253) (2,129) (124)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 680 (2,253) (1,961) (292)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 680 (2,253) (1,801) (452)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 753 (2,495) (1,268) (1,227)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 670 (2,220) (1,610) (610)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 680 (2,253) (1,634) (619)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 960 (3,181) (718) (2,463)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 990 (3,280) (2,621) (659)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 1,000 (3,313) (3,613) 300
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 960 (3,181) (487) (2,694)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 670 (2,220) (1,610) (610)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 1,617 (5,357) 388 (5,745)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 960 (3,181) (487) (2,694)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 960 (3,181) (461) (2,720)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 9,777 (32,392) 61,279 (93,671)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,280 (13,900) 15,703 (29,603)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,030 (11,185) 12,804 (23,989)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,570 (17,049) 20,741 (37,790)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 860 (9,339) 10,550 (19,889)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 720 (7,819) 8,833 (16,652)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 34,034 14,456 19,578
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 22,277 15,466 6,811
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 687 (2,705) (106) (2,599)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,605 (6,318) (1,270) (5,048)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 2,641 575 2,066
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 270 71,300 24,199 47,101

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.14.BBB- ........ 3.00 % Monthly Goldman Sachs International 12/16/72 USD 280 $ 4,680 $ 14,174 $ (9,494)
$ – $ – $ –
$ 67,069 $ 323,656 $ (256,587)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (4) $ 4
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (10) 10
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 1 — (47) 47
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (27,227) (34,954) 7,727
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 531 (41,073) (59,465) 18,392
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 280 (21,658) (30,242) 8,584
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 170 (13,150) (37,592) 24,442
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (18,564) 246 (18,810)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 210 (16,244) (54,420) 38,176
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (16,012) (23,582) 7,570
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 4,050 (4,365) (162,739) 158,374
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 2,020 (2,177) (82,560) 80,383
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 35 (3,078) (2,804) (274)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 280 (73,940) (20,756) (53,184)
$ (237,488) $ (508,929) $ 271,441
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 130,631 $ — $ 130,631
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (133,177) — (133,177)
1 day
BZDIOVER At Termination 7.21% At Termination Citibank NA 01/02/24 BRL 61,720 (104,320) — (104,320)
1 day
BZDIOVER At Termination 7.61% At Termination Citibank NA 01/02/24 BRL 35,029 (6,140) — (6,140)
1 day
BZDIOVER At Termination 7.70% At Termination Citibank NA 01/02/24 BRL 4,552 1,112 — 1,112
1 day
BZDIOVER At Termination 8.29% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 19,258 (74,732) — (74,732)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
i
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 8.42% At Termination Citibank NA 01/02/29 BRL 14,166 $ (31,675) $ — $ (31,675)
$ (218,301) $ — $ (218,301)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 350,249,022 $ 34,170,529 $ 384,419,551
Corporate Bonds ........................................ — 1,703,082,062 — 1,703,082,062
Foreign Agency Obligations ................................. — 19,605,406 — 19,605,406
Foreign Government Obligations .............................. — 289,346,096 — 289,346,096
Municipal Bonds ......................................... — 33,681,312 — 33,681,312
Non-Agency Mortgage-Backed Securities ........................ — 273,522,443 13,269,842 286,792,285
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 23,382,588 — 23,382,588
U.S. Government Sponsored Agency Securities .................... — 1,855,313,542 — 1,855,313,542
U.S. Treasury Obligations ................................... — 1,123,494,566 — 1,123,494,566
Short-Term Securities ....................................... 435,007,131 — — 435,007,131
Options Purchased:
Interest rate contracts ...................................... 14,324,863 — — 14,324,863
Liabilities:
Investments:
TBA Sale Commitments .................................... — (434,624,724) — (434,624,724)
$ 449,331,994 $ 5,237,052,313 $ 47,440,371 $ 5,733,824,678
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 420,484 $ — $ 420,484
Foreign currency exchange contracts ............................ — 3,256,234 — 3,256,234
Interest rate contracts ....................................... 10,937,026 165,893 — 11,102,919
Other contracts ........................................... — 478,540 — 478,540
Liabilities:
Credit contracts ........................................... — (405,630) — (405,630)
Foreign currency exchange contracts ............................ — (283,698) — (283,698)
Interest rate contracts ....................................... (11,457,203) (13,080,161) — (24,537,364)
Other contracts ........................................... — (808,180) — (808,180)
$ (520,177) $ (10,256,518) $ — $ (10,776,695)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.